UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, Wisconsin 53202

(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick

Trust for Advised Portfolios

2020 East Financial Way, Suite 100

Glendora, CA 91741

(Name and address of agent for service)

(626) 914-7385

Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: August 31, 2020

Item 1. Reports to Stockholders.

Infinity Q Diversified Alpha Fund

Annual Report to Shareholders

Consolidated Financial Statements

August 31, 2020

Important Notice: The U.S. Securities and Exchange Commission will permit funds to make shareholder reports available electronically beginning January 1, 2021. Accordingly, paper copies will no longer be mailed. Instead, at that time, the Infinity Q Diversified Alpha Fund will send a notice, either by mail or e-mail, each time an updated report is available on the Fund's website (www.infinityqfunds.com). Investors enrolled in electronic delivery will receive the notices by e-mail, with links to the updated report and will not need to take any action. Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notices in the mail.

All investors who prefer to receive shareholder reports in a printed format may, at any time, choose that option free of charge. Contact your financial intermediary to make this election, or direct investors can call 1-844-473-8631.

Infinity Q Diversified Alpha Fund

Annual Report to Shareholders

Consolidated Financial Statements

August 31, 2020

Dear Shareholder:

Infinity Q Capital Management ("Infinity Q") is a pioneering hedge fund firm. The Infinity Q Diversified Alpha Fund (the "Fund") attempts to generate positive absolute returns by providing exposure to several "alternative" strategies including Volatility, Equity Long/Short, Managed Futures, and Global Macro. Our strategies are intended to have a low correlation to equity, fixed income, and credit markets.

Infinity Q combines analytics, research, and trading to manage its investment strategies. Our team analyzes 50 million data points across global asset classes using robust quantitative models and screens. The team uses extensive due diligence to research discretionary and systematic investment ideas that originate from this analysis and from the buy side, the sell side and academia. As a final step, we utilize our expertise in derivatives to optimize trade structuring for both systematic and discretionary strategies. Our "Quantamental" process combines the depth of private equity investing with the breadth of quantitative analysis. We believe that every year there are 10-15 extremely asymmetric opportunities across asset classes, and we utilize our breadth to uncover these opportunities, and our depth to research and execute them.

Our portfolio construction and dynamic asset allocation process incorporates risk management throughout and considers proprietary optimizations and our current macroeconomic outlook. Strategies are added to the portfolio and sized appropriately utilizing both quantitative and qualitative inputs including expected return, expected tail loss, market payoff distributions, correlations, and liquidity to arrive at our optimal portfolio.

On a total return basis, the Fund's Institutional Class shares returned 7.75% for the period beginning August 31, 2019 and ending August 31, 2020. The Fund's benchmark, the Credit Suisse Hedge Fund Index, had a return of 3.05% over the same period.

In the next section, we provide more detail on the performance attribution by strategy.

Volatility

The Volatility portfolio contributed 12.19% during the period. The gains were driven by our portfolio hedges, outright long volatility positions on equity indices and long equity versus Foreign Exchange ("FX") correlation positions. Our vega neutral equity and FX volatility positions as well as our short equity volatility positions detracted value over the period.

Global Macro

The Global Macro portfolio detracted 83 basis points ("bps") during the period. The negative performance was due to overall losses from our directional FX positions as FX volatility grinded lower over most of the period.

Managed Futures

The Managed Futures portfolio contributed 1.29% to portfolio return during the period. The gains were primarily driven by our commodity liquidity timing and curve carry strategies. Generally, these strategies are non-directional and have low correlation to other strategies within our portfolio. However, given the sharp increase in commodity volatility seen during the first half of 2020, we exited these strategies in March and will look to re-enter when market conditions are more favorable.

Equity Long/Short ("L/S")

The Equity L/S strategy detracted 4.99%. Our Sector Selection, Country Selection, and Healthcare L/S strategies all generated losses over the period.

Comparison of Change in Value of a Hypothetical $1,000,000 Investment from 9/30/14 (inception) through 8/31/20

(Assumes reinvestment of dividends and capital gains but does not reflect the effect of redemption fees and does not guarantee future performance)

Total Returns as of August 31, 2020
Infinity Q Diversified Alpha Fund

	1 Year	3 Years *	5 Years *	September 30, 2014 (inception) to August 31, 2020 *
Fund – Institutional Class: IQDNX	7.75%	7.64%	5.99%	5.57%
Fund – Investor Class: IQDAX (without load)†	7.57%	7.39%	5.74%	5.32%
Credit Suisse Hedge Fund Index	3.05%	2.94%	2.66%	2.51%

*Returns reported for periods greater than one year are annualized.

†Performance does not reflect sales charges. Effective December 31, 2015, the class no longer has an initial sales charge.

As of the prospectus dated December 31, 2019, the gross and net annual fund operating expense ratio for the Institutional Share Class is 2.24%, 2.06% without dividend and interest expense, but there is an expense cap at 1.95% (excluding AFFE, taxes, interest expense, dividends on securities sold short and extraordinary expenses). The gross annual fund operating expense ratio for the Investor Share Class is 2.55%, 2.40% without dividend and interest expense, but there is an expense cap at 2.20% (excluding AFFE, taxes, interest expense, dividends on securities sold short and extraordinary expenses) and the net annual fund operating expense ratio is 2.46%. The Adviser has contractually agreed to waive fees until at least December 31, 2020. Net expense ratios are applicable to investors.

Performance data quoted represents past performance; past performance is not an indicator or guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be higher or lower than the performance quoted. Performance current to the most recent month-end may be obtained by calling 1-844-IQFUND1. The performance presented is net of management fees and expenses and reflects the reinvestment of dividends and other earnings. Performance data also reflects fee waivers and in the absence of these waivers performance would be reduced. Performance data does not reflect the 1.00% redemption fee imposed on shares held 60 days or less which would also reduce performance.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice. The hypothetical example is for illustrative purposes only and does not represent the returns of any particular investment.

Must be preceded or accompanied by a current prospectus.

Mutual fund investing involves risk. Principal loss is possible. Derivatives, such as Credit Default Swaps (CDS) and Forwards and Futures, involve special risks including correlation, counterparty, liquidity, operational, accounting and tax risks. These risks, in certain cases, may be greater than the risks presented by more traditional investments. Investing in commodities may subject the Fund to greater risks and volatility as commodity prices may be influenced by a variety of factors including unfavorable weather, environmental factors, and changes in government regulations. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater in emerging markets. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested. The Fund may use leverage which may exaggerate the effect of any increase or decrease in the value of portfolio securities or the Net Asset Value of the Fund, and money borrowed will be subject to interest costs.

Absolute return strategies are not designed to outperform stocks and bonds during strong market rallies.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security.

Alpha is an annualized return measure of how much better or worse a fund's performance is relative to an index of funds in the same category, after allowing for differences in risk.

Basis point (bp) is a unit equal to 1/100th of 1% and is used to denote the change in a financial instrument.

Correlation is a statistic that measures the degree to which two securities move in relation to each other. The correlation coefficient value must fall between -1.0 and +1.0.

Vega Neutral strategies have near zero exposure to market implied volatility.

The Credit Suisse Hedge Fund Index is an asset-weighted hedge fund index and includes only funds, as opposed to separate accounts. The index uses the Credit Suisse Hedge Fund Database, which tracks approximately 9,000 funds and consists only of funds with a minimum of US$50 million under management, a 12-month track record, and audited financial statements. The index is calculated and rebalanced on a monthly basis, and reflects performance net of all hedge fund component performance fees and expenses.

One cannot invest directly in an index.

Diversification does not assure a profit nor protect against loss in a declining market.

Infinity Q Capital Management is the Advisor to the Infinity Q Diversified Alpha Fund, which is distributed by Quasar Distributors, LLC.

Infinity Q Capital Management, LLC was launched to offer certain of Wildcat's investment strategies to institutional and retail clients. Wildcat Capital Management, LLC was formed in September 2011 to act as the family investment office for the founding partner of TPG Capital, David Bonderman. The investment team and control functions are largely the same for both Wildcat and Infinity Q. Quasar Distributors, LLC is not affiliated with TPG Capital or Wildcat Capital Management, LLC.

Infinity Q Diversified Alpha Fund
Expense Example

August 31, 2020 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, dividend expense, and interest expense; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period from March 1, 2020 to August 31, 2020 (the "Period").

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the Period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, the information under the heading "Hypothetical Performance (5% Return Before Expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses Paid During the Period

	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD(1)
Infinity Q Diversified Alpha Fund – Investor Class
Actual Fund Return	$1,000.00	$1,073,00	2.24%	$11.67
Hypothetical 5% Return	$1,000.00	$1,012.98	2.24%	$11.34
Infinity Q Diversified Alpha Fund – Institutional Class
Actual Fund Return	$1,000.00	$1,073.00	2.02%	$10.53
Hypothetical 5% Return	$1,000.00	$1,014.98	2.02%	$10.23

(1)  Expenses are equal to each class's annualized expense ratio of 2.24% for Investor Class and 2.02% for Institutional Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the Period).

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments

August 31, 2020

Summary of Notional Exposure by Instrument Type*

Instrument Type	Long Notional Exposure	Long Percentage	Short Notional Exposure	Short Percentage	Net Notional Exposure	Net Percentage	Gross Notional Exposure	Gross Percentage
OTC Options	$1,446,688,637	94.5%	$(191,657,188)	-12.5%	$1,255,031,449	82.0%	$1,638,345,826	107.1%
Listed Options	1,086,501,181	71.0	(1,180,751,317)	-77.2	(94,250,136)	-6.2	2,267,252,498	148.2
ST Investments and Other Assets	1,372,394,683	89.7	-	0.0	1,372,394,683	89.7	1,372,394,683	89.7
Variance/Volatility Swaps	46,551,509	3.0	(28,497,243)	-1.9	18,054,266	1.2	75,048,752	4.9
CDS, Dividend Swaps, Total Return Swaps	69,336,250	4.5	-	0.0	69,336,250	4.5	69,336,250	4.5
Equity/ETF	19,039,197	1.2	(2,685)	0.0	19,036,512	1.2	19,041,882	1.2
Correlation, Dispersion Swaps	6,000,075	0.4	(155,000)	0.0	5,845,075	0.4%	6,155,075	0.4
Total	$4,046,511,532	264.3%	$(1,401,063,433)	-91.6%	$2,645,448,099	172.8%	$5,447,574,966	356.0%

*  Foreign amounts have been converted to USD using current FX rates. Equity Options, Equity Index Options, and Vanilla FX Options displayed using delta-equivalent notionals. Notional presented for dividend swaps equals notional shares times strike for each contract.

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)

August 31, 2020

COMMON STOCKS (1.2%)		Shares			Value
Health Care (1.2%)
NuCana plc - ADR (a)		162,478			$900,128
UroGen Pharma Ltd. (a)		689,146			17,290,673
Urovant Sciences Ltd. (a)		94,687			848,396
Total Health Care					19,039,197
TOTAL COMMON STOCKS (Cost $20,466,223)					$19,039,197
OPTIONS PURCHASED (9.1%) (a)
	Counterparty	Contracts	Notional
Call Options Purchased (3.8%)
Amarin Corporation plc, Expires 9/18/2020 at $7.00		10,000	7,760,000	USD	1,505,000
Russell 2000 Index, Expires 11/20/2020 at $1,600.00		1,000	156,188,000	USD	6,865,000
Russell 2000 Index, Expires 11/20/2020 at $1,760.00		1,000	156,188,000	USD	1,650,000
Russell 2000 Index, Expires 12/18/2020 at $1,650.00		1,000	156,188,000	USD	5,860,000
S&P 500 Index, Expires 10/16/2020 at $3,275.00		1,000	350,031,000	USD	26,730,000
S&P 500 Index, Expires 10/16/2020 at $3,475.00		1,000	350,031,000	USD	11,250,000
SPX Volatility Index, Expires 9/16/2020 at $29.00		11,000	29,051,000	USD	3,052,500
SPX Volatility Index, Expires 9/16/2020 at $45.00		11,000	29,051,000	USD	907,500
Total Call Options Purchased (Premiums paid $37,356,513)					57,820,000
Put Options Purchased (2.0%)
Amarin Corporation plc, Expires 9/18/2020 at $5.00		10,000	7,760,000	USD	175,000
Five Below, Inc., Expires 9/11/2020 at $90.00		1	10,945	USD	222
Five Below, Inc., Expires 9/11/2020 at $104.00		1	10,945	USD	270
GSX Techedu, Inc., Expires 9/18/2020 at $55.00		2,000	17,080,000	USD	460,000
GSX Techedu, Inc., Expires 9/18/2020 at $105.00		2,000	17,080,000	USD	4,660,000
iShares iBoxx Investment Grade Corporate Bond ETF, Expires 9/18/2020 at $133.00		90	1,220,400	USD	3,150
Russell 2000 Index, Expires 9/18/2020 at $800.00		2,500	390,470,000	USD	25,000
S&P 500 Index, Expires 9/2/2020 at $3,270.00		1,750	612,554,250	USD	43,750
S&P 500 Index, Expires 9/2/2020 at $3,410.00		1,750	612,554,250	USD	414,750
S&P 500 Index, Expires 9/4/2020 at $3,140.00		1,700	595,052,700	USD	102,000
S&P 500 Index, Expires 9/4/2020 at $3,300.00		3,400	1,190,105,400	USD	586,500
S&P 500 Index, Expires 9/4/2020at $3,400.00		1,700	595,052,700	USD	1,003,000
S&P 500 Index, Expires 9/18/2020 at $3,160.00		1,000	350,031,000	USD	1,015,000
S&P 500 Index, Expires 9/18/2020 at $3,340.00		1,000	350,031,000	USD	2,285,000
S&P 500 Index, Expires 10/30/2020 at $2,775.00		2,000	700,062,000	USD	3760000
S&P 500 Index, Expires 10/30/2020 at $3,025.00		2,000	700,062,000	USD	6,790,000
S&P 500 Index, Expires 12/18/2020 at $2,300.00		1,000	350,031,000	USD	1,750,000
S&P 500 Index, Expires 12/18/2020 at $3,000.00		1,000	350,031,000	USD	7,320,000
SPX Volatility Index, Expires 9/16/2020 at $24.00		7,500	19,807,500	USD	712,500
Total Put Options Purchased (Premiums paid $87,581,099)					31,106,142
Over the Counter Options Purchased (3.2%)
AUD / USD (Put 0.71) & USD / BRL (Put 5.20) & USD / MXN (Put 22.00) WO, Expires 12/11/2020 (b) ^	CITI	-	100,000,000	USD	13,900
AUD / USD (Put 0.73) & USD / BRL (Put 5.10) & USD / MXN (Put 22.10) WO, Expires 1/22/2021 (b) ^	CITI	-	100,000,000	USD	42,900
Dispersion Basket, 22% Volatility Strike, Expires 12/18/2020 (c) ^	BNPP	-	25,000,000	USD	5,129,525
Dispersion Basket, 27% Volatility Strike, Expires 8/18/2021 (c) ^	UBS	-	15,000,000	USD	899,790
Dispersion Basket, 27% Volatility Strike, Expires 8/19/2021 (c) ^	UBS	-	15,000,000	USD	912,870
EUR / USD (>1.14) & AUD / USD (<0.685), Expires 10/1/2020 (d) ^	MS	-	2,500,000	USD	25,000
EUR / USD (>1.135) & USD / CAD (>1.375), Expires 10/2/2020 (d) ^	MS	-	6,000,000	USD	64,746
EUR / USD (Put 1.1095) & USD / RUB (Put 71.40) & USD / MXN (Put 23.10) WO, Expires 11/3/2020 (b) ^	CITI	-	100,000,000	USD	10,600
INR Call / EUR Put Binary, Expires 1/7/2022 at 78.00 INR	MS	-	5,000,000	EUR	220,924
NKY Index Put, Effective 6/11/2021, Expires 6/10/2022 at 19,000 JPY (e)	MS	360,000	8,330,313,600	JPY	1,574,556
NKY Index Put, Effective 12/10/2021, Expires 12/9/2022 at 20,000 JPY (e)	BNPP	620,000	14,346,651,200	JPY	1,959,994
NKY Index Put, Expires 12/11/2020 at 10,000 JPY	UBS	1,250	228,850,000	JPY	159,326
RTY Index Put, Expires 12/18/2020 at $1,600.00 KO <$1,350.00 (f)	BAML	750	117,141,000	USD	2,241,457
RTY Index Put, Expires 12/18/2020 at $1,600.00 KO <$1,350.00 (f)	MS	25,000	39,047,000	USD	747,152
RTY Index Put, Effective 12/17/2021, Expires 12/15/2023 at $1,200.00 (e)	UBS	47,200	65,798,688	USD	4,305,293

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)

August 31, 2020

	Counterparty	Contracts	Notional / Vega Notional		Value
SPX (>3,517.64) & US10Y (<1.6717%), Expires 12/18/2020 (d) ^	CITI	-	5,500,000	USD	$3,734,038
SPX Double No-Touch Barrier, Expires 12/18/2020 (g)	CITI	-	4,000,000	USD	109,892
SPX Put, Expires 9/18/2020 at $3,300.00 KO <$2,900.00 (f)	BAML	800	280,024,800	USD	1,284,698
SX5E Digital Call, Expires 12/17/2021 at 4,000 EUR	CITI	-	3,000,000	EUR	515,239
SX5E Digital Call, Expires 12/17/2021 at 4,000 EUR	UBS	-	5,000,000	EUR	858,732
SX5E Dividend Points Index Call, Expires 12/16/2022 at 105.00 pts	SG	100,000	8,610,000	EUR	284,016
SX5E Dividend Points Index Put, Expires 12/18/2020 at 115.00 pts	SG	400,000	34,440,000	EUR	15,394,162
SX5E Index Put, Effective 12/17/2021, Expires 12/16/2022 at 2,800 EUR (e)	MS	15,000	490,876,500	EUR	627,965
SX5E Index Straddle, Effective 12/17/2021, Expires 12/16/2022 at 2,800 EUR (e)	MS	15,000	490,876,500	EUR	748,748
SX7E Index Call, Expires 9/18/2020 at 70 EUR KO >80 EUR (f)	BAML	-	500,000	EUR	151,631
UKX Index Put, Effective June 18, 2021, Expires 6/16/2023 at 5,750 GBP (e)	MS	12,333	73,548,709	GBP	2,158,356
UKX Index Put, Effective 12/18/2020, Expires 12/16/2022 at 5,500 GBP (e)	MS	11,000	65,599,270	GBP	1,689,837
UKX Index Put, Effective 12/18/2020, Expires 12/16/2022 at 5,500 GBP (e)	MS	11,000	65,599,270	GBP	1,650,228
UKX Index Straddle, Effective 12/18/2020, Expires 12/16/2022 at 5,500 GBP (e)	MS	6,000	35,781,420	GBP	1,122,858
USD / CHF (>0.9521) & USD / JPY (<106.47), Expires 10/6/2020 (d) ^	MS	-	5,000,000	USD	14,495
USD / CNH (Call 7.1205) & USD / BRL (Put 5.643) & USD / MXN (Put 24.164) WO, Expires 12/4/2020 (b) ^	UBS	-	125,000,000	USD	125,375
USD / TWD (Call 29.559) & USD / ZAR (Put 18.682) & USD / MXN (Put 24.3) WO, Expires 12/4/2020 (b) ^	UBS	-	125,000,000	USD	44,250
USD Call / EUR Put Binary, Expires May 26, 2021 at 1.05 EUR	CS	-	3,000,000	USD	83,916
Total Over the Counter Options Purchased (Premiums paid $12,530,008)					48,906,469
Currency Options Purchased (0.1%)
USD Call / HKD Put, Expires 12/4/2020 at 7.80 HKD	MS	-	100,000,000	USD	91,200
USD Call / HKD Put, Expires 12/4/2020 at 7.80 HKD	UBS	-	100,000,000	USD	91,200
USD Call / HKD Put, Expires 2/24/2021 at 7.80 HKD	UBS	-	200,000,000	USD	414,800
USD Call / TRY Put, Expires 9/18/2020 at 8.00 TRY	MS	-	75,000,000	USD	281,625
USD Call / TRY Put, Expires 9/18/2020 at 9.60 TRY	MS	-	75,000,000	USD	1,725
Total Currency Options Purchased (Premiums paid $2,762,375)					880,550
TOTAL OPTIONS PURCHASED (Premiums paid $140,229,995)					$138,713,161
		Shares
SHORT-TERM INVESTMENTS (53.9%)
Fidelity Investments Money Market Funds - Government Portfolio - Class I, 0.01% (h)		820,427,015			820,427,015
STIT Invesco Government & Agency Portfolio - Institutional Class, 0.03% (h) (i)		5,001,893			5,001,893
TOTAL SHORT-TERM INVESTMENTS (Cost $825,428,908)					$825,428,908
TOTAL INVESTMENTS (64.2%) (Cost $986,125,126)					$983,181,266
OTHER ASSETS IN EXCESS OF LIABILITIES (35.8%)					546,965,775
TOTAL NET ASSETS (100.0%)					$1,530,147,041

Counterparty abbreviations: BAML - Bank of America Merrill Lynch, BNPP - BNP Paribas, CITI - Citigroup, CS - Credit Suisse, MS - Morgan Stanley, SG - Societe Generale

Reference entity abbreviations: NKY Index - Nikkei 225 Index, RTY Index - Russell 2000 Index, SPX - S&P 500 Index, SX5E - Euro Stoxx 50 Index, SX7E - Euro Stoxx Banks Index

UKX - Financial Times Stock Exchange 100 Index, US10Y - U.S. 10 Year Treasury

^  Inputs or methodology used in determining the value of these investments involve significant unobservable inputs. See Note 2.

ADR - American Depositary Receipt

(a)  Non-income producing security.

(b)  WO-Worst of Option. The final payout will equal the minimum value of the three components multiplied by the notional amount at expiration. If each of the returns is negative, the option will expire worthless.

(c)  Terms and underlying basket components are listed on the following page.

(d)  Dual digital options. Payment of notional is received based if indicated terms are met at expiration.

(e)  Forward starting options. The premium will be determined based on the level of implied volatility on effective date.

(f)  Position includes a knock-out (KO) term at level indicated. If the closing level is above or below the knock-out level, the option becomes worthless.

(g)  Option pays notional amount if SPX Index remains between 2,950 and 3,550. If the exchange rate touches either barrier at any time, the option will expire worthless.

(h)  Rate quoted is seven-day yield at period end.

(i)  Position held in the Subsidiary. See Notes.

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)

August 31, 2020

The following tables provide information on the underlying components of each option on dispersion basket. Underlying components are equally weighted. The payout will equal the notional amount multiplied by the average absolute difference between the return of each underlying security and the return of the basket in excess of the strike. If the average difference is less than the strike, the option will expire worthless.

BNPP Dispersion Basket, 22% Volatility Strike, Expires December 18, 2020

Effective December 20, 2019 Notional: $25,000,000

Security	Initial Price Level ($) at December 20, 2019
Alphabet, Inc.	1,351.22
Amazon.com, Inc.	1,786.50
Apple, Inc.	279.44
AT&T, Inc.	39.15
Charter Communications, Inc.	476.22
Comcast Corp.	44.09
DISH Network Corp.	36.06
Netflix, Inc.	336.90
The Walt Disney Company	146.88
ViacomCBS, Inc.	42.39

UBS Dispersion Basket, 27% Volatility Strike, Expires August 18, 2021

Effective August 20, 2020 Notional: $15,000,000

Security	Initial Price Level ($) at August 18, 2020
Activision Blizzard, Inc.	83.13
BT Group plc	103.90
China Telecom Corp Ltd. - H Shares	2.81
Electronic Arts, Inc.	142.58
Hasbro, Inc.	78.65
Konami Holdings Corp.	3,860.00
Netflix, Inc.	491.87
Nintendo Co., Ltd.	52,830.00
Singapore Telecommunications Ltd.	2.35
Telefónica SA	3.53
Telstra Corp. Ltd.	3.06
Tencent Holdings Ltd.	512.00
Ubisoft Entertainment SA	68.94
WPP plc	607.60

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)

August 31, 2020

UBS Dispersion Basket, 27% Volatility Strike, Expires August 18, 2021

Effective August 21, 2020 Notional: $15,000,000

Security	Initial Price Level ($) at August 19, 2020
Activision Blizzard, Inc.	81.98
BT Group plc	105.50
China Telecom Corp Ltd. - H Shares	2.74
Electronic Arts, Inc.	141.86
Hasbro, Inc.	78.59
Konami Holdings Corp.	3,910.00
Netflix, Inc.	484.53
Nintendo Co., Ltd.	53,380.00
Singapore Telecommunications Ltd.	2.33
Telefónica SA	3.61
Telstra Corp. Ltd.	3.07
Tencent Holdings Ltd.	506.00
Ubisoft Entertainment SA	69.76
WPP plc	613.40

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)

August 31, 2020

SECURITY SOLD SHORT (0.0%)		Shares			Value
EXCHANGE TRADED FUND (0.0%)
iPath Series B S&P 500 VIX Short-Term Futures ETN		(100)			$(2,685)
TOTAL SECURITY SOLD SHORT (Premiums received $3,203)					$(2,685)
WRITTEN OPTIONS (-6.0%)
		Contracts	Notional
Call Options Written (-3.5%)
Amarin Corporation plc, Expires 9/18/2020 at $10.00		(10,000)	(7,760,000	) USD	$(575,000)
Russell 2000 Index, Expires 9/18/2020 at $1,440.00		(375)	(58,570,500	) USD	(4,803,750)
Russell 2000 Index, Expires 9/18/2020 at $1,450.00		(125)	(19,523,500	) USD	(1,491,250)
Russell 2000 Index, Expires 11/20/2020 at $1,680.00		(2,000)	(312,376,000	) USD	(7,160,000)
S&P 500 Index, Expires 10/16/2020 at $3,375.00		(2,000)	(700,062,000	) USD	(36,970,000)
SPX Volatility Index, Expires 9/16/2020 at $37.50		(22,000)	(58,102,000	) USD	(3,025,000)
Total Call Options Written (Premiums received $33,550,692)					(54,025,000)
Put Options Written (-2.0%)
Amarin Corporation plc, Expires 9/18/2020 at $6.00		(10,000)	(7,760,000	) USD	(350,000)
Five Below, Inc., Expires 9/11/2020 at $97.00		(2)	(21,890	) USD	(475)
GSX Techedu, Inc., Expires 9/18/2020 at $80.00		(4,000)	(34,160,000	) USD	(3,120,000)
iShares iBoxx Investment Grade Corporate Bond ETF, Expires 9/18/2020 at $136.00		(90)	(1,220,400	) USD	(12,195)
Russell 2000 Index, Expires 9/18/2020 at $900.00		(1,000)	(156,188,000	) USD	(12,500)
S&P 500 Index, Expires 9/2/2020 at $3,340.00		(3,500)	(1,225,108,500	) USD	(276,500)
S&P 500 Index, Expires 9/4/2020 at $3,220.00		(3,400)	(1,190,105,400	) USD	(323,000)
S&P 500 Index, Expires 9/4/2020 at $3,350.00		(3,400)	(1,190,105,400	) USD	(1,016,600)
S&P 500 Index, Expires 9/18/2020 at $3,250.00		(2,000)	(700,062,000	) USD	(2,970,000)
S&P 500 Index, Expires 10/30/2020 at $2,900.00		(4,000)	(1,400,124,000	) USD	(10,020,000)
S&P 500 Index, Expires 12/18/2020 at $2,650.00		(2,000)	(700,062,000	) USD	(7,170,000)
SPX Volatility Index, Expires 9/16/2020 at $27.00		(31)	(81,871	) USD	(7,905)
SPX Volatility Index, Expires 10/21/2020 at $28.00		(9,969)	(26,328,129	) USD	(2,043,645)
SPX Volatility Index, Expires December 16, 2020 at $32.50		(3,500)	(9,243,500	) USD	(2,625,000)
Total Put Options Written (Premiums received $83,816,221)					(29,947,820)
	Counterparty		Notional / Vega Notional
Over the Counter Options Written (-0.5%)
EUR Call / INR Put, Expires 1/7/2022 at 82.00 INR (a)	MS	-	(15,000,000	) EUR	(2,068,170)
EUR Call / USD Put Binary, Expires 5/26/2021 at 1.2 EUR	CS	-	(3,000,000	) USD	(1,369,530)
Nikkei 225 Index Put, Expires 12/11/2020 at 12,500 JPY	UBS	(500)	(11,569,880,000	) JPY	(141,623)
SX5E Dividend Points Index Call, Expires 12/16/2022 at 115.00 pts.	SG	(100,000)	(8,610,000	) EUR	(59,667)
SX5E Dividend Points Index Put, Expires 12/16/2022 at 90.00 pts.	SG	(100,000)	(8,610,000	) EUR	(1,500,632)
USD Call / TWD Put One Touch, Expires 2/4/2021 at 28.75 TWD (b)	UBS	-	(2,000,000	) USD	(1,248,928)
USD Call / TWD Put One Touch, Expires 3/4/2021 at 28.50 TWD (b)	UBS	-	(2,000,000	) USD	(1,059,462)
Total Over the Counter Options Written (Premiums received $6,312,323)					(7,448,012)
Currency Options Written (0.0%)
USD Call / HKD Put, Expires 12/4/2020 at 7.90 HKD	MS	-	(100,000,000	) USD	(42,200)
USD Call / HKD Put, Expires 2/24/2021 at 7.90 HKD	UBS	-	(200,000,000	) USD	(239,400)
USD Call / TRY Put, Expires 9/18/2020 at 8.80 TRY	MS	-	(150,000,000	) USD	(59,400)
Total Currency Options Written (Premiums paid $1,324,000)					(341,000)
TOTAL WRITTEN OPTIONS (Premiums received $125,003,236)					$(91,761,832)

Counterparty abbreviations: BNPP - BNP Paribas, CS - Credit Suisse, CITI - Citigroup, MS - Morgan Stanley, SG - Societe Generale

Reference entity abbreviations: NKY Index - Nikkei 225 Index, RTY Index - Russell 2000 Index, SPX - S&P 500 Index, SX5E - Euro Stoxx 50 Index

(a)  Option includes a knock-in barrier at the EUR/INR exchange rate of 90.00. The option can be exercised only if the echange rate falls below 90 before maturity.

(b)  Payment of notional is made if the USD / TWD exchange rate reaches indicated levels at expiration.

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)

August 31, 2020

CREDIT DEFAULT SWAP CONTRACTS

Buy / Sell Protection	Reference Entity (a)	Counterparty	Rate Paid / (Received) by the Fund	Payment Frequency	Termination Date	Notional	Fair Value	Up Front Premium Paid / (Received)	Unrealized Gain / (Loss)
Buy	S KOREA	MS	1.00%	Quarterly	9/20/2020	$10,000,000	$(24,738)	$(2,030)	$(22,708)
Buy	CDX EM 25	BAML	1.00%	Quarterly	6/20/2021	19,000,000	(36,472)	230,056	(266,528)
Buy	NJ STATE	MS	1.00%	Quarterly	6/20/2023	7,000,000	(15,042)	(46,649)	31,607
TOTAL OF CREDIT DEFAULT SWAP CONTRACTS							$(76,252)	$181,377	$(257,629)

DIVIDEND SWAP CONTRACTS

Reference Entity (b)	Counterparty	Fixed Strike	Effective Date	Termination Date	Notional Shares	Unrealized Gain / (Loss)
RTY	BNP	12.75%	12/31/2020	12/31/2021	100,000	$(427,444)
RTY	BNP	13.00%	12/31/2020	12/31/2021	50,000	(361,768)
RTY	BAML	13.25%	1/1/2021	12/31/2021	125,000	(660,371)
SPX	BNP	45.50%	12/31/2020	12/31/2021	50,000	272,500
SPX	BNP	49.60%	12/31/2021	12/30/2022	50,000	85,000
TOTAL OF DIVIDEND SWAP CONTRACTS						$(1,092,083)

TOTAL RETURN SWAP CONTRACT

Reference Entity (a)	Counterparty	Rate Paid / (Received) by the Fund	Payment Frequency	Effective Date	Termination Date	Notional ($)	Unrealized Gain / (Loss)
Best of SX5E / SPX / NKY (c) ^	UBS	58.50%	At Maturity	6/11/2020	6/16/2021	25,000,000	$3,921,161

Counterparty abbreviations: BAML - Bank of America Merrill Lynch, BNPP - BNP Paribas, MS - Morgan Stanley

(a)  The following is a description of each reference entity:

CDX EM 25 – CDX Emerging Markets S25 1.00% June 20, 2021

NJ STATE – State of New Jersey 5.250% June 20, 2023

S KOREA – Republic of Korea 7.125% September 20, 2020

NKY – Nikkei 225 Index

RTY – Russell 2000 Index

SPX – S&P 500 Index

SX5E – Euro Stoxx 50 Index

(b)  Payment to or from counterparty is based on the total dividends paid by underlying securities of SPX during the observation period.

(c)  Payment to or from counterparty is based on the best of weekly returns of SX5E, SPX and NKY indices relative to an equal weighted basket of the indices during the observation period.

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)

August 31, 2020

CORRELATION SWAP CONTRACTS ^

Underlying Positions (a)	Counterparty	Correlation Strike	Effective Date	Termination Date	Vega Notional		Unrealized Gain / (Loss)
Currency & Currency
XAU/USD FX & EUR/USD FX	UBS	21.25%	4/28/2020	1/27/2021	20,000	USD	$489,905
USD/KRW FX & EUR/KRW FX	MS	59.00%	9/6/2018	9/8/2020	(105,000	) USD	(977,996)
							(488,091)
Index & Currency
SX5E & EUR/GBP FX	MS	-25.00%	1/31/2018	12/18/2020	30,000	EUR	570,167
SX5E & EUR/USD FX	DB	-20.00%	10/2/2018	12/18/2020	25,000	EUR	948,979
SX5E & EUR/USD FX	DB	-21.50%	10/30/2018	12/18/2020	25,000	USD	899,711
SX5E & EUR/KRW FX	CITI	-48.00%	1/2/2019	12/18/2020	50,000	EUR	2,479,176
SX5E & EUR/USD FX	CS	-20.00%	1/22/2019	12/18/2020	25,000	USD	1,038,677
SX5E & EUR/GBP FX	CITI	-30.00%	1/8/2019	12/17/2021	25,000	EUR	743,793
SX5E & EUR/USD FX	DB	-21.00%	2/28/2019	12/17/2021	25,000	USD	742,110
SX5E & EUR/USD FX	DB	-21.00%	3/1/2019	12/17/2021	25,000	USD	741,858
SX5E & EUR/USD FX	CS	-15.00%	1/10/2020	12/17/2021	25,000	USD	667,295
SX5E & EUR/USD FX	BNPP	-16.00%	1/15/2020	12/17/2021	50,000	EUR	1,676,668
SX5E & EUR/KRW FX	MS	-40.00%	8/17/2020	12/17/2021	30,000	EUR	650,506
SX5E & EUR/USD FX	CITI	-22.00%	2/28/2019	12/16/2022	50,000	EUR	1,890,782
SX5E & EUR/USD FX	MS	-21.50%	3/4/2019	12/16/2022	44,500	EUR	1,656,241
SX5E & EUR/USD FX	CS	-17.00%	6/5/2019	12/16/2022	25,000	USD	836,586
SX5E & EUR/USD FX	CITI	-14.00%	6/8/2020	12/16/2022	60,000	USD	1,093,038
SX5E & EUR/KRW FX	CITI	-42.00%	7/29/2020	12/16/2022	50,000	EUR	1,316,616
SX5E & EUR/KRW FX	CITI	-42.00%	7/30/2020	12/16/2022	50,000	EUR	1,400,076
SX5E & EUR/USD FX	CS	-13.00%	8/5/2020	12/16/2022	25,000	USD	398,396
SX5E & EUR/KRW FX	CITI	-42.00%	8/6/2020	12/16/2022	50,000	EUR	1,460,605
SX5E & EUR/KRW FX	MS	-41.50%	8/14/2020	12/16/2022	30,000	EUR	461,302
SX5E & EUR/GBP FX	CITI	-29.00%	8/21/2020	12/16/2022	60,000	GBP	1,014,052
SX5E & EUR/USD FX	MS	-14.00%	8/3/2020	12/15/2023	25,000	EUR	553,298
SX5E & EUR/USD FX	CITI	-12.00%	8/14/2020	12/15/2023	50,000	EUR	1,038,211
SX5E & EUR/USD FX	BNPP	-14.00%	8/17/2020	12/15/2023	30,000	USD	623,750
							24,901,893
Index & Index
SX5E & SPX	MS	76.50%	1/18/2019	12/17/2021	(50,000	) USD	506,348
Index & Interest Rate
SPX & USSW10 FX	CITI	32.00%	11/15/2019	12/18/2020	75,000	USD	2,188,188
TOTAL OF CORRELATION SWAP CONTRACTS							$27,108,338

DISPERSION SWAP CONTRACTS ^

Reference Entity (b)	Counterparty	Effective Date	Termination Date	Vega Notional		Unrealized Gain / (Loss)
NDX Custom Basket	CITI	7/22/2020	1/15/2021	300,000	USD	$1,201,808
NDX Custom Basket	BAML	7/28/2020	1/15/2021	300,000	USD	1,208,500
SPX Custom Basket	BAML	12/10/2019	6/18/2021	200,000	EUR	1,437,871
SPX Custom Basket	BAML	1/24/2020	6/18/2021	400,000	EUR	277,280
SPX Custom Basket	BAML	2/19/2020	6/18/2021	300,000	EUR	1,426,197
SPX Custom Basket	BAML	8/27/2020	12/17/2021	375,000	EUR	1,321,501
SPX Custom Basket	BAR	5/29/2020	1/15/2021	500,000	USD	2,114,037
SPX Custom Basket	BAR	6/22/2020	1/15/2021	250,000	USD	1,065,823
SPX / SX5E & ASX200 Custom Basket	UBS	12/5/2019	12/18/2020	166,000	USD	1,896,279
SX7E Custom Basket	BAML	9/18/2019	12/18/2020	300,000	EUR	(193,259)
SX5E / SPX Equal Weight Geometric Dispersion	MS	2/14/2019	12/18/2020	400,000	USD	1,825,230
SX5E / SPX Equal Weight Geometric Dispersion	BAML	7/10/2020	12/17/2021	500,000	USD	2,616,642
SX5E / UKX Equal Weight Geometric Dispersion	MS	7/1/2020	12/16/2022	500,000	EUR	3,298,512

TOTAL OF DISPERSION SWAP CONTRACTS	$19,496,421

Counterparty abbreviations: BAML - Bank of America Merrill Lynch, BNPP - BNP Paribas, CITI - Citigroup, CS - Credit Suisse, DB - Deutsche Bank, MS - Morgan Stanley, SG - Societe Generale

Reference entity abbreviation: NDX - NASDAQ 100 Stock Index, SPX - S&P 500 Index, SX5E - Euro Stoxx 50 Index, SX7E - Euro Stoxx Banks Index, UKX - Financial Times Stock Exchange 100 Index, USSW10 - Standard Fixed-vs-floating (3M Libor) US Dollar Swaps with 10-Year Maturity, XAU - Gold

^  Inputs or methodology used in determining the value of these investments involve significant unobservable inputs. See Note 2.

(a)  Payment to or from counterparty is based on the realized correlation between each pair of underlying positions listed in each swap's description from effective date until termination date. Payment occurs at termination date.

(b)  The table on the following page provides information on the underlying components of the dispersion swap contracts. Payment occurs at termination date.

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)

August 31, 2020

CITI NDX Custom Basket

Effective date: July 22, 2020 Termination Date: January 15, 2021

Swap has two legs. The first leg's underlying reference is the NDX Index. The second leg references a basket of underlying securities listed below. Payment to or from Citigroup is based on the comparative variance of the underlying components of each leg.

Underlying Security	Volatility Strike	Vega Notional
NDX Index	30.45%	(300,000	) USD
Apple Inc.	33.15	15,000
Microsoft Corp.	35.65	15,000
Amazon.com Inc.	41.85	15,000
Facebook Inc. Cl. A	39.30	15,000
Alphabet Inc. Cl. A	33.50	15,000
Alphabet Inc. Cl. C	33.30	15,000
Intel Corp.	34.25	15,000
Netflix Inc.	46.05	15,000
Adobe Inc.	38.50	15,000
PayPal Holdings Inc.	41.90	15,000
Cisco Systems Inc.	32.15	15,000
Comcast Corp. Cl. A	33.10	15,000
PepsiCo Inc.	25.70	15,000
Amgen Inc.	32.05	15,000
Costco Wholesale Corp.	25.65	15,000
T-Mobile US Inc.	35.40	15,000
Broadcom Inc.	39.60	15,000
Texas Instruments Inc.	36.15	15,000
Charter Communications Inc.	29.10	15,000
QUALCOMM Inc.	39.45	15,000

Bank of America Merrill Lynch NDX Custom Basket

Effective date: July 28, 2020 Termination Date: January 15, 2021

Swap has two legs. The first leg's underlying reference is the NDX Index. The second leg references a basket of underlying securities listed below. Payment to or from Bank of America Merrill Lynch is based on the comparative variance of the underlying components of each leg.

Underlying Security	Volatility Strike	Vega Notional
NDX Index	31.61%	(300,000	) USD
Apple Inc.	35.31	15,000
Microsoft Corp.	35.88	15,000
Amazon.com Inc.	44.01	15,000
Facebook Inc. Cl. A	40.81	15,000
Alphabet Inc. Cl. A	35.31	15,000
Alphabet Inc. Cl. C	35.19	15,000
Netflix Inc.	46.76	15,000
Adobe Inc.	39.52	15,000
Intel Corp.	38.11	15,000
PayPal Holdings Inc.	42.55	15,000
Cisco Systems Inc.	33.80	15,000
Comcast Corp. Cl. A	32.87	15,000
PepsiCo Inc.	26.48	15,000
Amgen Inc.	32.86	15,000
Costco Wholesale Corp.	27.29	15,000
T-Mobile US Inc.	35.96	15,000
Broadcom Inc.	39.86	15,000
Texas Instruments Inc.	36.89	15,000
Charter Communications Inc.	30.08	15,000
QUALCOMM Inc.	41.69	15,000

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)

August 31, 2020

Bank of America Merrill Lynch SPX Custom Basket

Effective date: December 10, 2019 Termination Date: June 18, 2021

Swap has two legs. The first leg's underlying reference is the SPX Index. The second leg references a basket of underlying securities listed below. Payment to or from Bank of America Merrill Lynch is based on the comparative variance of the underlying components of each leg.

Underlying Security	Volatility Strike	Vega Notional
SPX Index	19.70%	(200,000	) EUR
Sanofi	22.08	11,112	EUR
TOTAL S.A.	20.99	11,112	EUR
Royal Dutch Shell plc	20.08	11,112	EUR
Eni SpA	20.29	11,112	EUR
Enel SpA	22.36	11,112	EUR
Anheuser-Busch InBev SA/NV	24.38	11,112	EUR
Aktiebolaget Volvo	26.52	117,093	SEK
Credit Agricole S.A.	27.18	11,112	EUR
SSAB AB - A Shares	31.83	117,093	SEK
Danone SA	18.59	11,112	EUR
Air Liquide SA	19.64	11,112	EUR
Compagnie de Saint-Gobain	26.58	11,112	EUR
Telecom Italia SpA	28.15	11,112	EUR
adidas AG	27.33	11,112	EUR
Volkswagen AG	27.13	11,112	EUR
Straumann Holding AG	23.89	12,146	CHF
Georg Fischer AG	23.00	12,146	CHF
UBS Group AG	24.81	12,146	CHF

Bank of America Merrill Lynch SPX Custom Basket

Effective date: January 24, 2020 Termination Date: June 18, 2021

Swap has two legs. The first leg's underlying reference is the SPX Index. The second leg references a basket of underlying securities listed below. Payment to or from Bank of America Merrill Lynch is based on the comparative variance of the underlying components of each leg.

Underlying Security	Volatility Strike	Vega Notional
SPX Index	17.80%	(400,000	) EUR
Natixis SA	25.60	17,000	EUR
Gazprom PJSC	28.70	8,816	USD
Air Liquide SA	19.94	17,000	EUR
RWE AG	27.64	16,000	EUR
E.ON SE	21.34	15,000	EUR
Intesa Sanpaolo SpA	27.81	8,000	EUR
Eni SpA	18.94	15,000	EUR
Barclays plc	26.38	14,348	GBP
Rio Tinto plc	27.97	13,504	GBP
AXA SA	19.93	17,000	EUR
Sanofi	20.64	17,000	EUR
Total SA	19.62	17,000	EUR
Air France	39.87	17,000	EUR
Accor SA	23.73	17,000	EUR
Engie SA	22.70	14,000	EUR
Royal Dutch Shell plc	18.50	11,000	EUR
Unilever NV	18.43	17,000	EUR
Cie Financiere Richemont SA	24.73	18,207	CHF
LafargeHolcim Ltd.	22.26	16,065	CHF
Geberit AG	19.22	18,207	CHF
Sika AG	24.96	12,852	CHF

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)

August 31, 2020

Underlying Security	Volatility Strike	Vega Notional
Roche Holding AG	18.36%	18,207	CHF
GlaxoSmithKline plc	19.79	14,348	GBP
Deutsche Telekom AG	17.91	16,000	EUR
Mediobanca Banca di Credito Finanziario SpA	23.30	17,000	EUR
Fresenius SE & Co KGaA	25.02	16,000	EUR

Bank of America Merrill Lynch SPX Custom Basket

Effective date: February 19, 2020 Termination Date: June 18, 2021

Swap has two legs. The first leg's underlying reference is the SPX Index. The second leg references a basket of underlying securities listed below. Payment to or from Bank of America Merrill Lynch is based on the comparative variance of the underlying components of each leg.

Underlying Security	Volatility Strike	Vega Notional
SPX Index	18.00%	(300,000	) EUR
TOTAL S.A.	19.24	15,789	EUR
Sanofi	19.63	15,789	EUR
UniCredit SpA	31.11	15,789	EUR
LVMH Moet Hennessy Louis Vuitton SE	24.71	15,789	EUR
Enel SpA	21.59	15,789	EUR
Unilever NV	17.32	15,789	EUR
Saipem SpA	31.27	15,789	EUR
Eni SpA	18.75	15,789	EUR
Suez	23.54	15,789	EUR
Assicurazioni Generali SpA	18.19	15,789	EUR
Orange SA	18.23	15,789	EUR
STMicroelectronics NV	37.47	15,789	EUR
ABB Ltd.	21.50	16,773	CHF
Straumann Holding AG	24.09	16,773	CHF
Allianz SE	18.50	15,789	EUR
BP plc	22.10	13,185	GBP
The Royal Bank of Scotland Group	27.64	13,185	GBP
Barclays plc	25.22	13,185	GBP
Glencore plc	33.92	13,185	GBP

Bank of America Merrill Lynch SPX Custom Basket

Effective date: August 27, 2020 Termination Date: December 17, 2021

Swap has two legs. The first leg's underlying reference is the NDX Index. The second leg references a basket of underlying securities listed below. Payment to or from Bank of America Merrill Lynch is based on the comparative variance of the underlying components of each leg.

Underlying Security	Volatility Strike	Vega Notional
SPX Index	25.40%	(375,000	) EUR
Apple Inc.	20.54	33,504	CHF
Microsoft Corp.	30.37	31,238	EUR
Amazon.com Inc.	30.63	31,238	EUR
Facebook Inc. Cl. A	28.90	31,238	EUR
Alphabet Inc. Cl. A	23.65	31,238	EUR
Alphabet Inc. Cl. C	24.12	31,238	EUR
Netflix Inc.	33.45	31,238	EUR
Adobe Inc.	29.24	31,238	EUR
Intel Corp.	23.66	31,238	EUR
PayPal Holdings Inc.	28.89	33,504	CHF
Cisco Systems Inc.	40.75	31,238	EUR
Comcast Corp. Cl. A	28.67	31,238	EUR

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)

August 31, 2020

Barclays SPX Custom Basket

Effective date: May 29, 2020 Termination Date: January 15, 2021

Swap has two legs. The first leg's underlying reference is the SPX Index. The second leg references a basket of underlying securities listed below. Payment to or from Barclays is based on the comparative variance of the underlying components of each leg.

Underlying Security	Volatility Strike	Vega Notional
SPX Index	28.00%	(500,000	) USD
Microsoft Corp.	32.20	51,200
Apple Inc.	36.40	49,100
Amazon.com Inc.	33.83	37,050
Facebook Inc. Cl. A	37.77	19,950
Alphabet Inc. Cl. A	31.68	15,750
Alphabet Inc. Cl. C	32.09	15,700
Johnson & Johnson	27.75	14,250
Berkshire Hathaway Inc. Cl. B	29.96	13,300
Visa Inc. Cl. A	35.60	12,250
JPMorgan Chase & Co.	45.08	11,400
The Proctor & Gamble Co.	27.49	10,650
UnitedHealth Group Inc.	37.98	10,550
Intel Corp.	38.53	10,000
Home Depot Inc.	33.92	9,950
Mastercard Inc. Cl. A	36.66	9,900
Verizon Communications Inc.	27.51	8,450
AT&T Inc.	35.52	8,250
NVIDIA Corp.	50.24	7,750
Pfizer Inc.	28.79	7,750
The Walt Disney Co.	40.49	7,750
Merck & Co. Inc.	30.71	7,450
Bank of America Corp.	47.55	7,350
Cisco Systems Inc.	33.67	7,150
Exxon Mobil Corp.	46.11	7,000
Adobe Inc.	41.32	6,800
PepsiCo Inc.	30.83	6,750
Netflix Inc.	46.18	6,750
The Coca-Cola Company	31.17	6,600
Comcast Corp. Cl. A	37.33	6,550
PayPal Holdings Inc.	40.84	6,500
Walmart Inc.	28.14	6,450
Chevron Corp.	43.04	6,300
Abbott Laboratories	36.03	5,950
AbbVie Inc.	34.74	5,900
salesforce.com inc.	38.47	5,650
McDonald's Corp.	31.76	5,250
Bristol-Myers Squibb Co.	33.37	5,200
Thermo Fisher Scientific Inc.	32.62	5,100
Costco Wholesale Corp.	27.21	5,000
Amgen Inc.	33.03	4,900
Medtronic plc	36.01	4,750
Eli Lilly & Co.	35.35	4,700
Accenture plc Cl. A	36.54	4,700
NextEra Energy Inc.	32.00	4,550
Nike Inc. Cl. B	36.78	4,500
Union Pacific Corp.	33.28	4,350
Oracle Corp.	31.97	4,300
American Tower Corp.	39.48	4,200
Philip Morris International Inc.	34.38	4,200
Broadcom Inc.	39.49	4,200

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)

August 31, 2020

Barclays SPX Custom Basket

Effective date: June 22, 2020 Termination Date: January 15, 2021

Swap has two legs. The first leg's underlying reference is the SPX Index. The second leg references a basket of underlying securities listed below. Payment to or from Barclays is based on the comparative variance of the underlying components of each leg.

Underlying Security	Volatility Strike	Vega Notional
SPX Index	29.80%	(250,000	) USD
Microsoft Corp.	33.80	27,100
Apple Inc.	36.88	26,025
Amazon.com Inc.	34.97	20,250
Facebook Inc. Cl. A	37.46	10,325
Alphabet Inc. Cl. A	32.61	7,750
Alphabet Inc. Cl. C	32.81	7,575
Johnson & Johnson	28.14	6,725
Berkshire Hathaway Inc. Cl. B	31.45	6,250
Visa Inc. Cl. A	33.60	5,925
JPMorgan Chase & Co.	46.16	5,300
The Proctor & Gamble Co.	29.94	5,250
UnitedHealth Group Inc.	42.59	4,925
Mastercard Inc. Cl. A	36.81	4,800
Home Depot Inc.	36.95	4,800
Intel Corp.	40.64	4,525
Verizon Communications Inc.	26.06	4,150
NVIDIA Corp.	48.47	4,150
AT&T Inc.	37.44	3,850
Adobe Inc.	41.31	3,750
The Walt Disney Co.	40.04	3,725
Netflix Inc.	45.64	3,625
PayPal Holdings Inc.	42.26	3,550
Exxon Mobil Corp.	49.97	3,475
Merck & Co. Inc.	30.87	3,475
Bank of America Corp.	49.74	3,450
Cisco Systems Inc.	37.80	3,450
Pfizer Inc.	31.94	3,275
PepsiCo Inc.	29.16	3,275
The Coca-Cola Company	33.13	3,175
Comcast Corp. Cl. A	38.17	3,150
Walmart Inc.	28.20	3,075
salesforce.com inc.	40.61	3,075
Chevron Corp.	43.10	3,050
AbbVie Inc.	35.52	3,050
Abbott Laboratories	36.03	2,850
McDonald's Corp.	33.61	2,500
Thermo Fisher Scientific Inc.	32.87	2,500
Amgen Inc.	32.72	2,475
Eli Lilly & Co.	35.54	2,425
Costco Wholesale Corp.	26.63	2,375
Accenture plc	39.45	2,300
Bristol-Myers Squibb Co.	37.95	2,275
Medtronic plc	38.41	2,225
Broadcom Inc.	41.42	2,225
Nike Inc. Cl. B	39.09	2,175
NextEra Energy Inc.	35.68	2,150
American Tower Corp.	41.45	2,075
Texas Instruments Inc.	38.91	2,050
Oracle Corp.	33.94	2,050
Union Pacific Corp.	41.16	2,050

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)

August 31, 2020

UBS SPX / SX5E & ASX200 Custom Basket

Effective date: December 5, 2019 (EUR) and December 6, 2019 (AUD) Termination Date: December 18, 2020

Swap has two legs. The first leg's underlying reference is the SPX Index. The second leg references a basket of underlying securities listed below. Payment to or from UBS is based on the comparative variance of the underlying components of each leg.

Underlying Security	Volatility Strike	Vega Notional
SPX Index	19.25%	(166,000	) USD
Air Liquide SA	20.25	5,335	EUR
Schneider Electric SE	24.95	5,335	EUR
Deutsche Boerse AG	22.34	5,335	EUR
Iberdrola SA	17.94	5,335	EUR
Siemens AG	23.08	5,335	EUR
CRH plc	23.63	5,335	EUR
Sanofi	23.45	5,335	EUR
Volkswagen AG	28.72	5,335	EUR
Fresenius SE & Co KGaA	26.94	5,335	EUR
Total SA	21.32	5,335	EUR
BNP Paribas SA	26.40	5,335	EUR
Telefonica SA	21.64	5,335	EUR
adidas AG	29.00	5,335	EUR
Engie SA	21.64	5,335	EUR
Orange SA	19.76	5,335	EUR
L'Oreal SA	23.35	5,335	EUR
SAP SE	24.86	5,335	EUR
Anheuser-Busch InBev SA	24.42	5,335	EUR
Danone SA	19.12	5,335	EUR
Koninklijke Philips NV	24.49	5,335	EUR
Commonwealth Bank of Australia	17.94	8,668	AUD
CSL Ltd.	23.09	8,668	AUD
BHP Group Ltd.	23.95	8,668	AUD
Westpac Banking Corp.	18.73	8,668	AUD
Woolworths Group Ltd.	18.44	8,668	AUD
Wesfarmers Ltd.	19.11	8,668	AUD
Telstra Corp. Ltd.	21.59	8,668	AUD
Transurban Group	18.81	8,668	AUD
Rio Tinto Ltd.	24.18	8,668	AUD
Woodside Petroleum Ltd.	21.82	8,668	AUD
Newcrest Mining Ltd.	29.27	8,668	AUD
Sydney Airport	20.85	8,668	AUD
Coles Group Ltd.	21.55	8,668	AUD
ASX Ltd.	20.19	8,668	AUD
Amcor plc	20.00	8,668	AUD
James Hardie Industries plc	25.66	8,668	AUD
Boral Ltd.	27.41	8,668	AUD
Bank of Queensland Ltd.	22.10	8,668	AUD

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)

August 31, 2020

Bank of America Merrill Lynch SX7E Custom Basket

Effective date: September 18, 2019 Termination Date: December 18, 2020

Swap has two legs. The first leg's underlying reference is the SX7E Index. The second leg references a basket of underlying securities listed below. Payment to or from Bank of America Merrill Lynch is based on the comparative variance of the underlying components of each leg.

Underlying Security	Volatility Strike	Vega Notional
Euro Stoxx Banks Index	27.70%	(300,000	) EUR
STOXX 600 Automobiles & Parts (Price) Index	24.50	30,000	EUR
Banco Bilbao Vizcaya Argenta	28.10	30,000	EUR
Banco Santander SA	29.27	30,000	EUR
BNP Paribas SA	26.61	30,000	EUR
UniCredit SpA	35.23	30,000	EUR
ING Groep NV	28.60	30,000	EUR
ABN AMRO Bank NV - CVA	26.89	30,000	EUR
Societe Generale SA	30.96	30,000	EUR
Deutsche Bank AG - Registered	38.65	30,000	EUR
Credit Agricole SA	28.17	30,000	EUR

Morgan Stanley SX5E / SPX Equal Weight Geometric Dispersion

Effective date: February 14, 2019 Termination Date: December 18, 2020

The payout the swap is based on the realized variance of each of the SX5E and SPX Indices relative to established strike prices in excess of an equal weighted basket of the two Indices relative to the strike for the basket during the observation period. Change in underlying referenced indices are only included when the values are above the indicated barriers.

Underlying Security	Volatility Strike	Vega Notional
SX5E Up Variance (1,592)	18.00%	200,000	USD
SPX Up Variance (1,370)	18.75	200,000	USD
Basket (50% SX5E / 50% SPX)	18.21	(400,000	) USD

Bank of America Merrill Lynch SX5E / SPX Equal Weight Geometric Dispersion

Effective date: July 10, 2020 Termination Date: December 17, 2021

The payout the swap is based on the realized variance of each of the SX5E and SPX Indices relative to established strike prices in excess of an equal weighted basket of the two Indices relative to the strike for the basket during the observation period.

Underlying Security	Volatility Strike	Vega Notional
SX5E Index	28.15%	250,000	USD
SPX Index	30.00	250,000	USD
Basket (50% SPX / 50% SX5E)	27.90	(500,000	) USD

Morgan Stanley SX5E / UKX Equal Weight Geometric Dispersion

Effective date: July 1, 2020 Termination Date: December 16, 2022

The payout the swap is based on the realized variance of each of the SX5E and UKX Indices relative to established strike prices in excess of an equal weighted basket of the two Indices relative to the strike for the basket during the observation period.

Underlying Security	Volatility Strike	Vega Notional
SX5E Index	29.80%	250,000	EUR
UKX Index	25.55	250,000	EUR
Basket (50% SX5E / 50% UKX)	27.05	(500,000	) EUR

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)

August 31, 2020

VARIANCE SWAP CONTRACTS *

Swap Type & Reference Entity	Counterparty	Strike	Effective Date	Termination Date	Vega Notional		Unrealized Gain / (Loss)
Commodity Contracts
Gold (XAU) Variance (a)	CITI	22.80%	2/21/21	2/24/22	250,000	USD	$(86,705)
Gold (XAU) Variance (a)	CITI	16.75%	2/24/21	2/24/22	(250,000	) USD	(1,675,294)
Total Commodity Contracts							(1,761,999)
Currency Contracts
AUD / JPY Volatility	UBS	11.39%	3/4/20	12/16/21	750,000	AUD	2,170,494
BRL / JPY Concave Volatility	DB	11.35%	2/10/21	2/9/22	30,000,000	JPY	3,353,334
BRL / JPY Concave Volatility	DB	11.35%	2/12/21	2/16/22	20,000,000	JPY	1,170,439
BRL / JPY Concave Volatility	CITI	11.30%	2/17/21	2/17/22	25,000,000	JPY	1,448,198
BRL / JPY Concave Volatility	CITI	11.25%	2/18/21	2/17/22	25,000,000	JPY	1,460,970
GBP / USD Concave Volatility	CITI	8.95%	10/4/19	10/6/20	350,000	USD	570,877
GBP / USD Concave Volatility	DB	7.25%	4/8/20	10/9/20	325,000	USD	766,512
GBP / USD Concave Volatility	CITI	6.95%	6/11/20	12/10/20	150,000	USD	333,631
GBP / USD Volatility	DB	10.85%	2/14/19	2/17/21	(250,000	) USD	436,509
GBP / USD Volatility	DB	7.74%	1/31/20	2/2/22	350,000	USD	1,611,565
GBP / USD Volatility	MS	7.79%	1/31/20	2/2/22	400,000	USD	1,803,340
NOK / SEK Volatility	DB	6.75%	2/14/19	2/17/21	2,162,500	NOK	515,574
USD / CAD Volatility	DB	7.80%	4/15/20	10/15/20	250,000	USD	(95,078)
USD / JPY Leveraged Volatility Cap 12.50% (b)(c)	MS	6.50%	9/22/20	9/21/21	500,000	USD	791,130
USD / JPY Leveraged Volatility KO 12.30% (b)(d)	DB	7.30%	1/25/21	1/25/22	500,000	USD	1,613,825
USD / JPY Concave Volatility	DB	6.75%	3/15/21	3/15/22	250,000	USD	231,650
USD / JPY Volatility	MS	7.275%	1/30/20	12/16/22	400,000	USD	833,577
USD / JPY Leveraged Volatility Cap 11.50% (b)(c)	DB	7.05%	8/12/21	8/14/23	250,000	USD	675,768
USD / JPY Leveraged Volatility Cap 12.00% (b)(c)	UBS	5.90%	7/27/22	7/25/24	250,000	USD	398,416
USD / JPY Leveraged Volatility Cap 12.00% (b)(c)	UBS	5.90%	8/1/22	8/1/24	250,000	USD	398,840
Total Currency Contracts							20,489,571
Equity Contracts
Index Contracts
AS51 - S&P/ASX 200 Index
AS51 Variance	UBS	24.00%	8/25/20	3/18/21	557,952	AUD	798,259
AS51 Variance	UBS	24.00%	8/27/20	3/18/21	552,960	AUD	818,175
AS51 Variance	UBS	24.20%	8/24/20	6/17/21	557,955	AUD	817,121
AS51 Variance	UBS	19.16%	3/4/20	12/16/21	(187,500	) AUD	(1,647,293)
AS51 Volatility	UBS	22.26%	8/21/20	12/16/21	70,000	AUD	31,003
							817,265
DAX - German Stock Index
DAX Corridor Variance (9,247.70 / 14,532.10) (f) ^	MS	18.30%	11/14/19	12/18/20	250,000	USD	6,161,472
DAX Up Variance (10,264) (e)	MS	21.70%	8/20/20	12/17/21	350,000	EUR	3,508,335
							9,669,807
HSCEI - Hang Seng China Enterprises Index
HSCEI Corridor Variance (7,607.91 and 11,955.29) (f) ^	DB	22.90%	6/28/18	12/30/20	150,000	USD	55,752
HSCEI Variance	SG	22.80%	9/11/19	12/30/20	(1,492,630	) HKD	(194,148)
HSCEI Corridor Variance (7,392 / 11,616) (f) ^	CITI	20.00%	1/29/20	12/30/20	250,000	USD	2,811,318
HSCEI Corridor Variance (8,765 / 13,148) (f) ^	UBS	19.00%	2/17/20	12/30/20	1,165,080	HKD	2,057,856
HSCEI Corridor Variance (7,410.20 / 11,644.60) (f) ^	MS	20.80%	1/30/20	12/17/21	200,000	USD	2,140,174
HSCEI Up Variance (7,070.09) (e)	CITI	23.70%	5/22/20	12/30/21	796,320	HKD	619,351
HSCEI Up Variance (7,100) (e)	UBS	23.80%	5/22/20	12/30/21	1,551,760	HKD	1,034,375
HSCEI Up Variance (7,680) (e)	UBS	23.00%	8/14/20	12/30/21	1,936,600	HKD	494,102
							9,018,780
KOSPI - KOSPI 200 Index
KOSPI Corridor Variance (195.04 / 306.49) (f) ^	DB	16.90%	10/19/18	12/10/20	250,000	USD	2,964,072
KOSPI Variance	DB	18.60%	12/12/19	12/10/20	500,000	USD	9,123,088
KOSPI Volatility	SG	19.35%	12/12/19	12/10/20	456,000,000	KRW	6,670,082

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)

August 31, 2020

Swap Type & Reference Entity	Counterparty	Strike	Effective Date	Termination Date	Vega Notional		Unrealized Gain / (Loss)
Index Contracts (continued)
KOSPI - KOSPI 200 Index (continued)
KOSPI Variance	UBS	36.00%	3/26/20	12/10/20	245,664,000	KRW	$(899,358)
KOSPI Corridor Variance (201 / 316) (f) ^	SG	15.90%	10/10/18	12/18/20	250,000	USD	3,383,505
KOSPI Corridor Variance (159.99 / 266.65) (f) ^	CITI	18.00%	5/22/19	6/10/21	250,000	USD	3,475,412
KOSPI Corridor Variance (197.533 / 310.409) KO 324.5185 (d)(f) ^	CITI	17.85%	11/25/19	6/10/21	250,000	USD	4,665,621
KOSPI Up Variance (219.513) (e)	BNPP	22.15%	8/25/20	12/9/21	296,250,000	KRW	583,801
KOSPI Up Variance (219.38) (e)	UBS	21.90%	8/25/20	12/9/21	474,441,600	KRW	1,061,258
KOSPI Up Variance (223.9) (e)	UBS	17.60%	3/5/20	12/8/22	271,796,800	KRW	4,884,249
KOSPI Up Variance (220.08) (e)	BAML	18.15%	3/6/20	12/8/22	357,696,000	KRW	5,568,113
							41,479,843
NDX - NASDAQ 100 Stock Index
NDX Variance KO 12,595.64 (d)	CS	44.00%	8/28/20	6/18/21	(500,000	) USD	2,091,140
NKY - Nikkei 225 Index
NKY Up Variance (9,615) (e)	BAML	21.65%	2/17/17	12/11/20	56,375,000	JPY	550,731
NKY Corridor Variance (14,903.17 / 23,419.26) (f) ^	DB	19.80%	3/13/19	12/11/20	33,600,000	JPY	1,844,543
NKY Up Variance (14,776) (e)	SG	18.30%	6/26/19	12/11/20	53,750,000	JPY	4,822,382
NKY Up Variance (14,760.61) (e)	DB	18.35%	6/26/19	12/11/20	53,750,000	JPY	4,838,355
NKY Corridor Variance (14,965 / 23,516) KO 25,654 (d)(f) ^	SG	17.55%	7/19/19	12/11/20	250,000	USD	2,633,450
NKY Corridor Variance (15,040 / 23,634) (f) ^	SG	17.70%	8/1/19	12/11/20	350,000	USD	(2,162,232)
NKY Corridor Variance (16,348.08 / 25,689.84) KO 25,689.84 (d)(f) ^	CITI	18.40%	12/6/19	12/11/20	200,000	USD	2,948,888
NKY Variance	UBS	25.10%	8/21/20	6/11/21	42,288,480	JPY	941,595
NKY Corridor Variance (16,840 / 26,464) KO 26,464 (d)(f) ^	SG	16.70%	1/21/20	12/9/22	11,000,000	JPY	1,959,999
NKY Corridor Variance (16,225/ 25,496) KO 25,496 (d)(f) ^	SG	16.70%	1/30/20	12/9/22	27,500,000	JPY	4,572,187
NKY Volatility	BNPP	20.20%	3/3/20	12/9/22	(22,000,000	) JPY	(862,389)
NKY Up Variance (12,649.64) (e)	BNPP	20.70%	3/3/20	12/9/22	22,000,000	JPY	2,824,192
NKY Volatility	BNPP	19.85%	3/5/20	12/9/22	(22,000,000	) JPY	(930,110)
NKY Up Variance (12,797.47) (e)	BNPP	20.25%	3/5/20	12/9/22	22,000,000	JPY	2,763,217
NKY Up Variance (17,984) (e)	UBS	20.75%	7/10/20	12/9/22	53,950,000	JPY	2,085,617
NKY Up Variance (18,520) (e)	UBS	20.50%	8/14/20	12/9/22	26,650,000	JPY	1,434,714
NKY Up Variance (18,505) (e)	UBS	20.50%	8/17/20	12/9/22	53,300,000	JPY	1,468,757
NKY Corridor Variance (18,197 / 27,295) (f) ^	SG	18.75%	12/11/20	12/9/22	16,092,000	JPY	1,425,393
							33,159,289
RTY - Russell 2000 Index
RTY Variance	BAML	20.00%	1/7/20	9/18/20	(340,000	) USD	(15,669,854)
RTY Volatility	BAML	19.00%	6/6/19	12/18/20	200,000	USD	4,038,450
RTY Volatility	MS	18.83%	6/6/19	12/18/20	400,000	USD	7,778,772
RTY Up Variance (1,051.03) (e)	UBS	21.20%	10/7/19	12/18/20	300,000	USD	10,032,625
RTY Down Variance (1,500) (g)	CS	47.00%	6/30/20	12/18/20	(250,000	) USD	2,974,077
RTY Up Variance (1,250) (e)	CS	30.00%	6/30/20	12/18/20	250,000	USD	735,236
RTY Variance	CS	36.10%	8/28/20	6/18/21	400,000	USD	406,086
RTY Variance KO 1,625.69 (d)	CS	44.35%	8/28/20	6/18/21	(400,000	) USD	2,363,687
RTY Up Variance (919.20) (e)	MS	29.20%	3/27/20	12/17/21	250,000	USD	2,560,429
RTY Up Variance (914.88) (e)	MS	29.70%	3/31/20	12/17/21	300,000	USD	2,971,622
RTY Up Variance (1,000) (e)	MS	28.00%	5/20/20	12/17/21	250,000	USD	2,460,230
RTY Up Variance (854.58) (e)	CITI	29.50%	7/1/20	12/17/21	250,000	USD	1,495,622
RTY Up Variance (886.96) (e)	CS	30.00%	7/15/20	12/17/21	300,000	USD	1,404,481
RTY Up Variance (892.507) (e)	CS	28.00%	7/21/20	12/17/21	300,000	USD	2,050,427
RTY Up Variance (888) (e)	BAML	30.00%	7/28/20	12/17/21	300,000	USD	1,450,424
RTY Up Variance (881.853) (e)	MS	29.00%	7/28/20	12/17/21	150,000	USD	904,308
RTY Up Variance (897.061) (e)	CS	29.50%	7/30/20	12/17/21	450,000	USD	2,422,315
RTY Up Variance (910.328) (e)	CS	28.80%	8/4/20	12/17/21	300,000	USD	1,866,787
RTY Up Variance (927,742) (e)	CS	28.40%	8/5/20	12/17/21	300,000	USD	2,011,557
RTY Up Variance (941.511) (e)	CS	28.50%	8/7/20	12/17/21	300,000	USD	1,995,905
RTY Up Variance (947.872) (e)	CS	28.25%	8/13/20	12/17/21	480,000	USD	3,380,138
RTY Up Variance (951.28) (e)	MS	27.80%	8/17/20	12/17/21	300,000	USD	2,299,351
RTY Up Variance (931.486) (e)	CS	28.35%	8/21/20	12/17/21	400,000	USD	2,900,881

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)

August 31, 2020

Swap Type & Reference Entity	Counterparty	Strike	Effective Date	Termination Date	Vega Notional		Unrealized Gain / (Loss)
Index Contracts (continued)
RTY - Russell 2000 Index (continued)
RTY Up Variance (937.1286) (e)	MS	28.50%	8/31/20	12/17/21	600,000	USD	$-
RTY Variance	BAML	22.40%	12/18/20	12/17/21	250,000	USD	5,284,681
RTY Variance	BAML	22.75%	12/18/20	12/17/21	150,000	USD	3,390,541
RTY Up Variance (894.085) (e)	CS	27.75%	7/22/20	6/17/22	300,000	USD	1,982,984
RTY Up Variance (894.122) (e)	CS	27.50%	7/23/20	6/17/22	225,000	USD	1,535,882
RTY Variance	UBS	32.75%	4/14/20	12/16/22	250,000	USD	977,018
RTY Up Variance (812.55) (e)	CS	20.35%	12/17/21	12/15/23	200,000	USD	5,228,705
RTY Up Variance (797.559) (e)	CS	20.50%	12/17/21	12/15/23	250,000	USD	6,460,307
							69,693,674
SPX - S&P 500 Index
SPX Variance	SG	16.875%	2/18/20	9/18/20	(140,000	) USD	(5,955,519)
SPX Variance	UBS	48.25%	4/1/20	9/18/20	200,000	USD	(2,027,551)
SPX Volatility	UBS	20.70%	8/7/20	9/18/20	(300,000	) USD	1,721,455
SPX Corridor Variance (KOSPI 195.04 / 306.49) (f) ^	DB	19.70%	10/19/18	12/10/20	(250,000	) USD	(1,845,327)
SPX Corridor Variance (14,965 / 23,516) KO 25,654 (d)(f) ^	SG	17.45%	7/19/19	12/11/20	(250,000	) USD	(4,177,369)
SPX Corridor Variance (NKY 16,348.08 / 25,689.84) KO 25,689.84 (d)(f) ^	CITI	19.35%	12/6/19	12/11/20	(200,000	) USD	(3,910,182)
SPX Variance	BAML	20.90%	2/17/17	12/18/20	(500,000	) USD	(197,782)
SPX Corridor Variance (SX5E 2,072.12 /3,453.54) (f) ^	MS	22.20%	6/1/18	12/18/20	(450,000	) USD	(1,187,366)
SPX Corridor Variance (KOSPI 201 / 316) (f) ^	SG	18.05%	10/10/18	12/18/20	(250,000	) USD	(2,362,836)
SPX Up Variance (1,818) (e)	BAML	18.05%	1/15/19	12/18/20	(500,000	) USD	(5,102,337)
SPX Variance	BAML	21.00%	1/15/19	12/18/20	500,000	USD	4,407,740
SPX Corridor Variance (1,979.18 / 2,968.77) (f) ^	UBS	20.00%	5/28/19	12/18/20	(150,000	) USD	(643,248)
SPX Corridor Volatility (1,979.74 / 2,969.61) (f) ^	MS	19.65%	6/6/19	12/18/20	(400,000	) USD	(4,425,992)
SPX Corridor Variance (1,982.51 / 2,973.76) (f) ^	BAML	19.90%	6/6/19	12/18/20	(200,000	) USD	(1,897,349)
SPX Corridor Variance (2,039.65 / 3,059.47) (f) ^	DB	19.50%	6/26/19	12/18/20	(500,000	) USD	(5,932,610)
SPX Corridor Variance (2,052.40 / 3,078.60) (f) ^	UBS	19.75%	6/26/19	12/18/20	(550,000	) USD	(6,306,733)
SPX Corridor Variance (RTY 1,051.03 / 1,606.57) (f) ^	UBS	21.60%	10/7/19	12/18/20	(300,000	) USD	(2,540,616)
SPX Corridor Variance (2,061.22 / 3,091.83) (f) ^	UBS	22.80%	10/7/19	12/18/20	(350,000	) USD	(3,374,475)
SPX Variance	UBS	19.20%	11/1/19	12/18/20	(400,000	) USD	(8,058,716)
SPX Corridor Variance (DAX 9,247.70 / 14,532.10) (f) ^	MS	19.00%	11/14/19	12/18/20	(250,000	) USD	(4,480,079)
SPX Variance	SG	17.75%	2/4/20	12/18/20	(432,000	) USD	(12,676,285)
SPX Up Variance (3,496.50) (e)	BAML	10.40%	2/5/20	12/18/20	200,000	USD	2,012,600
SPX Variance	CITI	44.50%	3/27/20	12/18/20	100,000	USD	(1,356,844)
SPX Variance	BAR	42.00%	3/31/20	12/18/20	300,000	USD	(3,338,679)
SPX Volatility	BAML	37.30%	3/31/20	12/18/20	200,000	USD	(1,847,609)
SPX Volatility	CITI	37.63%	4/1/20	12/18/20	200,000	USD	(2,964,993)
SPX Volatility	CITI	38.75%	4/1/20	12/18/20	100,000	USD	(1,019,926)
SPX Variance	BAR	42.50%	4/1/20	12/18/20	150,000	USD	(1,884,429)
SPX Volatility	BAML	38.20%	4/1/20	12/18/20	200,000	USD	(1,782,675)
SPX Variance	MS	42.70%	4/1/20	12/18/20	200,000	USD	(2,413,648)
SPX Volatility	UBS	38.75%	4/1/20	12/18/20	200,000	USD	(1,866,514)
SPX Down Variance (3,050) (g)	CITI	41.00%	4/16/20	12/18/20	(250,000	) USD	3,110,851
SPX Up Variance (2,500) (e)	CITI	27.00%	4/16/20	12/18/20	250,000	USD	249,657
SPX Variance	BNPP	38.00%	4/16/20	12/18/20	50,000	USD	(515,477)
SPX Down Variance (3,100) (g)	CS	40.00%	5/18/20	12/18/20	(250,000	) USD	2,997,215
SPX Up Variance (2,600) (e)	CS	24.25%	5/18/20	12/18/20	250,000	USD	517,153
SPX Variance	BAML	30.40%	7/31/20	12/18/20	(300,000	) USD	1,519,055
SPX Variance	MS	30.50%	7/31/20	12/18/20	(300,000	) USD	1,544,004
SPX Volatility	BAML	24.55%	8/26/20	12/18/20	(400,000	) USD	170,695
SPX Volatility	UBS	25.90%	8/27/20	12/18/20	(400,000	) USD	566,543
SPX Volatility	UBS	27.00%	8/31/20	12/18/20	(350,000	) USD	-
SPX Corridor Variance (HSCEI 7,607.91 and 11,955.29) (f) ^	DB	20.00%	6/28/18	12/30/20	(150,000	) USD	(857,706)
SPX Corridor Variance (HSCEI 7,392 / 11,616) (f) ^	CITI	17.20%	1/29/20	12/30/20	(250,000	) USD	(7,159,152)
SPX Variance	UBS	29.30%	8/25/20	3/19/21	(399,887	) USD	640,212
SPX Variance	UBS	29.60%	8/27/20	3/19/21	(400,192	) USD	957,068
SPX Corridor Variance (KOSPI 159.99 / 266.65) (f) ^	CITI	21.25%	5/22/19	6/10/21	(250,000	) USD	(1,867,681)

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)

August 31, 2020

Swap Type & Reference Entity	Counterparty	Strike	Effective Date	Termination Date	Vega Notional		Unrealized Gain / (Loss)
Index Contracts (continued)
SPX - S&P 500 Index (continued)
SPX Corridor Variance (KOSPI 197.533 / 310.409) KO 324.5185 (d)(f) ^	CITI	20.20%	11/25/19	6/10/21	(250,000	) USD	$(3,191,246)
SPX Down Variance (3,550) (g)	BAML	33.50%	8/20/20	6/18/21	(500,000	) USD	2,328,782
SPX Variance	UBS	29.60%	8/21/20	6/18/21	(400,192	) USD	859,022
SPX Variance	UBS	29.30%	8/24/20	6/18/21	(400,027	) USD	730,580
SPX Corridor Variance (SX5E 2,582.069 / 4,057.537) (f) ^	MS	19.10%	12/11/19	12/17/21	(250,000	) USD	(2,884,775)
SPX Variance	BAML	19.40%	1/2/20	12/17/21	(250,000	) USD	(3,260,287)
SPX Variance	SG	18.85%	1/10/20	12/17/21	(210,000	) USD	(3,009,540)
SPX Corridor Variance (HSCEI 7,410.20 / 11,644.60) (f) ^	MS	18.25%	1/30/20	12/17/21	(200,000	) USD	(3,141,988)
SPX Up Variance (2,853.20) (e)	CS	17.00%	3/3/20	12/17/21	500,000	USD	13,756,963
SPX Up Variance (2,853.20) (e)	BNPP	16.85%	3/3/20	12/17/21	300,000	USD	8,309,674
SPX Up Variance (2,973.61) (e)	BAML	16.45%	3/4/20	12/17/21	500,000	USD	13,469,869
SPX Up Variance (2,112.25) (e)	MS	26.85%	3/25/20	12/17/21	300,000	USD	1,018,673
SPX Up Variance (1,869.52) (e)	CITI	25.15%	7/1/20	12/17/21	(250,000	) USD	529,852
SPX Up Variance (1,935.94) (e)	CS	26.20%	7/15/20	12/17/21	(300,000	) USD	813,628
SPX Up Variance (1,954.38) (e)	CS	24.00%	7/21/20	12/17/21	(300,000	) USD	219,163
SPX Up Variance (1,940.40) (e)	BAML	25.90%	7/28/20	12/17/21	(300,000	) USD	774,582
SPX Up Variance (1,931.06) (e)	MS	25.00%	7/28/20	12/17/21	(150,000	) USD	257,861
SPX Up Variance (1,947.73) (e)	CS	25.60%	7/30/20	12/17/21	(450,000	) USD	697,813
SPX Up Variance (1,983.91) (e)	CS	24.90%	8/4/20	12/17/21	(300,000	) USD	430,730
SPX Up Variance (1,996.66) (e)	CS	24.55%	8/5/20	12/17/21	(300,000	) USD	344,618
SPX Up Variance (2,010.77) (e)	CS	24.70%	8/7/20	12/17/21	(300,000	) USD	383,192
SPX Up Variance (2,023.80) (e)	CS	24.45%	8/13/20	12/17/21	(480,000	) USD	497,414
SPX Up Variance (2,029.19) (e)	MS	24.30%	8/17/20	12/17/21	(300,000	) USD	258,267
SPX Up Variance (2,038.30) (e)	CS	24.85%	8/21/20	12/17/21	(400,000	) USD	492,192
SPX Variance	BNPP	28.95%	8/25/20	12/17/21	(250,000	) USD	550,651
SPX Variance	UBS	28.60%	8/25/20	12/17/21	(399,942	) USD	750,615
SPX Volatility	UBS	25.30%	8/27/20	12/17/21	(810,000	) USD	813,676
SPX Up Variance (2,100.186) (e)	MS	25.10%	8/31/20	12/17/21	(600,000	) USD	-
SPX Up Variance (1,965.61) (e)	CS	23.75%	7/22/20	6/17/22	(300,000	) USD	116,737
SPX Up Variance (1,941.40) (e)	CS	23.50%	7/23/20	6/17/22	(225,000	) USD	89,105
SPX Corridor Variance (SX5E 2,333.80 / 3,667.40) (f) ^	MS	20.15%	12/18/20	12/16/22	(400,000	) USD	(749,216)
SPX Corridor Variance (SX5E 2,313.78 / 3,635.94) (f) ^	CITI	23.00%	8/17/20	12/15/23	(700,000	) USD	(53,820)
SPX Variance	CS	21.25%	12/17/21	12/15/23	(200,000	) USD	(847,422)
SPX Variance	CS	21.55%	12/17/21	12/15/23	(250,000	) USD	(974,674)
							(55,182,766)
SPLV5UT - S&P 500 Low Volatility Daily Risk Control 5% Index
SPLV5UT Up Variance (267.650) (e)	SG	5.45%	1/16/20	1/15/21	(150,000	) USD	(35,573)
SPLV5UT Up Variance (272.858) (e)	SG	5.45%	1/29/20	1/29/21	(125,000	) USD	(31,992)
							(67,565)
SPXD5UN - S&P 500 Dividend Aristocrats Daily Risk Control 5% Index
SPXD5UN Up Variance (2,649.465) (e)	SG	5.45%	1/29/20	1/29/21	(125,000	) USD	(52,759)
SX5E - Euro Stoxx 50 Index
SX5E Variance	SG	23.95%	4/7/17	12/18/20	(325,000	) EUR	1,238,869
SX5E Up Variance (2,016.90) (e)	MS	18.28%	3/29/18	12/18/20	300,000	EUR	2,788,746
SX5E Corridor Variance (2,072.12 / 3,453.54) (f) ^	MS	20.55%	6/1/18	12/18/20	450,000	USD	2,322,637
SX5E Up Variance (2,143) (e)	BAML	17.25%	1/15/19	12/18/20	262,000	EUR	4,952,517
SX5E Variance	BAML	21.75%	1/15/19	12/18/20	(262,000	) EUR	(1,395,926)
SX5E Corridor Variance (2,631.48 / 4,135.18) (f) ^	SG	16.80%	1/7/20	12/18/20	350,000	EUR	13,032,634
SX5E Corridor Variance (2,985.82 / 4,478.74) (f) ^	SG	15.05%	2/4/20	12/18/20	500,000	EUR	22,126,091
SX5E Variance	BAML	19.95%	6/19/20	6/18/21	200,000	EUR	3,214,844
SX5E Up Variance (1,567.45) (e)	MS	17.05%	10/26/18	12/17/21	300,000	EUR	4,925,190
SX5E Volatility	MS	17.75%	10/26/18	12/17/21	(300,000	) EUR	(2,185,566)
SX5E Up Variance (1,575.38) (e)	CITI	17.40%	2/7/19	12/17/21	400,000	EUR	7,654,134
SX5E Variance	CITI	17.50%	2/7/19	12/17/21	(400,000	) EUR	(3,070,275)
SX5E Up Variance (1,620.625) (e)	SG	18.50%	2/15/19	12/17/21	250,000	EUR	4,380,178

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)

August 31, 2020

Swap Type & Reference Entity	Counterparty	Strike	Effective Date	Termination Date	Vega Notional		Unrealized Gain / (Loss)
Index Contracts (continued)
SX5E - Euro Stoxx 50 Index (continued)
SX5E Volatility	SG	18.60%	2/15/19	12/17/21	(250,000	) EUR	$(1,819,939)
SX5E Variance	BAML	20.63%	3/15/19	12/17/21	(175,000	) EUR	(1,367,761)
SX5E Up Variance (1,948.11) (e)	CITI	16.65%	5/29/19	12/17/21	350,000	EUR	7,885,047
SX5E Corridor Variance (2,582.069 / 4,057.537) (f) ^	MS	17.64%	12/11/19	12/17/21	250,000	USD	5,992,697
SX5E Corridor Variance (2,652.66 / 4,168.47) (f) ^	SG	16.85%	1/10/20	12/17/21	450,000	EUR	13,438,729
SX5E Up Variance (3,017.70) (e)	MS	16.75%	3/5/20	12/17/21	300,000	EUR	9,412,429
SX5E Up Variance (2,201.60) (e)	MS	24.30%	3/26/20	12/17/21	300,000	EUR	2,857,114
SX5E Up Variance (2,192) (e)	MS	25.00%	3/27/20	12/17/21	400,000	EUR	3,426,916
SX5E Up Variance (2,145.60) (e)	MS	25.25%	4/2/20	12/17/21	300,000	EUR	2,419,933
SX5E Corridor Variance (2,697.58 / 4,046.36) (f) ^	SG	16.05%	12/18/20	12/17/21	500,000	EUR	14,144,456
SX5E Up Variance (1,667.50) (e)	MS	18.00%	3/27/19	12/16/22	250,000	EUR	5,025,888
SX5E Volatility	MS	18.55%	3/27/19	12/16/22	(250,000	) EUR	(1,420,675)
SX5E Up Variance (2,724) (e)	MS	16.63%	3/3/20	12/16/22	300,000	EUR	8,454,336
SX5E Up Variance (2,697.58) (e)	UBS	16.60%	3/3/20	12/16/22	500,000	EUR	14,137,057
SX5E Corridor Variance (2,333.80 / 3,667.40) (f) ^	MS	17.00%	12/18/20	12/16/22	400,000	USD	9,577,729
SX5E Corridor Variance (2,313.78 / 3,635.94) (f) ^	CITI	20.50%	8/17/20	12/15/23	700,000	USD	6,075,943
SX5E Up Variance (1,678.38) (e)	CS	19.50%	12/16/22	12/20/24	750,000	EUR	5,990,627
SX5E Variance	CS	28.50%	12/16/22	12/20/24	(750,000	) EUR	196,665
SX5E Up Variance (1,657.50) (e)	MS	19.00%	12/16/22	12/20/24	400,000	EUR	3,552,930
SX5E Variance	MS	27.90%	12/16/22	12/20/24	(400,000	) EUR	(187,158)
							167,777,036
UKX - Financial Times Stock Exchange 100 Index
UKX Corridor Variance (5,957.50 / 8,936.26) (f) ^	SG	13.65%	2/10/20	12/18/20	200,000	GBP	10,592,688
UKX Corridor Variance (5,861.05 / 8,791.57) (f) ^	UBS	14.10%	2/3/20	6/18/21	150,000	GBP	6,083,585
UKX Up Variance (4,872.03) (e)	BAML	20.55%	8/14/20	6/18/21	300,000	GBP	2,769,227
UKX Up Variance (4,867.448) (e)	CITI	20.55%	8/14/20	6/18/21	300,000	GBP	2,769,227
UKX Up Variance (4,870.40) (e)	MS	20.60%	8/14/20	6/18/21	300,000	GBP	2,744,429
							24,959,156
Total Index Contracts							303,362,900
Individual Security Contracts
AMRO Bank NV Up Variance (5.71) (e) ^	UBS	40.66%	8/27/20	12/17/21	18,400	EUR	94,592
ams AG Up Variance (10.5242) (e) ^	UBS	56.06%	8/27/20	12/17/21	39,528	CHF	574,730
ASML Holding NV Up Variance (223.79) (e) ^	UBS	30.55%	8/27/20	12/17/21	36,798	EUR	213,863
Australia and New Zealand Banking Group Ltd. Volatility	UBS	27.76%	8/21/20	12/16/21	70,000	AUD	98,354
Baidu Inc. Up Variance (89.075) (e) ^	UBS	42.02%	8/27/20	12/17/21	43,509	USD	30,940
Banco BPM SpA Up Variance (0.99925) (e) ^	UBS	39.78%	8/27/20	12/17/21	36,801	EUR	1,982,484
Banco Santander SA Up Variance (1.33) (e) ^	UBS	39.44%	8/27/20	12/17/21	36,804	EUR	439,618
Bayer AG Up Variance (39.578) (e) ^	UBS	31.03%	8/27/20	12/17/21	36,802	EUR	143,632
Becton, Dickinson and Co. Up Variance (179.05) (e) ^	UBS	29.52%	8/25/20	1/21/22	50,000	USD	206,449
Carrefour Up Variance (9.4115) (e) ^	UBS	28.97%	8/27/20	12/17/21	36,794	EUR	41,968
Cisco Systems, Inc. Up Variance (29.37) (e) ^	UBS	30.39%	8/25/20	1/21/22	50,000	USD	123,137
Dai-ichi Life Holdings, Inc. Volatility	UBS	35.95%	8/21/20	6/11/21	5,300,000	JPY	1,009,663
Danone Up Variance (39.368) (e) ^	UBS	21.28%	8/27/20	12/17/21	36,798	EUR	162,768
Deutsche Bank AG Up Variance (5.8) (e) ^	UBS	39.37%	8/27/20	12/17/21	36,800	EUR	280,964
Eiffage SA Up Variance (55.86) (e) ^	UBS	31.10%	8/27/20	12/17/21	18,399	EUR	247,309
ENEOS Holdings, Inc. Volatility	UBS	27.75%	8/21/20	6/11/21	5,300,000	JPY	199,282
Eni SpA Up Variance (5.5902) (e) ^	UBS	31.11%	8/27/20	12/17/21	18,400	EUR	72,829
The Estee Lauder Companies, Inc. Up Variance (150.80) (e) ^	UBS	33.41%	8/25/20	1/21/22	50,000	USD	125,254
Evonik Industries AG Up Variance (17.192) (e) ^	UBS	31.25%	8/27/20	12/17/21	36,802	EUR	127,527
Facebook, Inc. Up Variance (196.57) (e) ^	UBS	38.80%	8/25/20	1/21/22	50,000	USD	365,682
FedEx Corp. Up Variance (150.02) (e) ^	UBS	40.08%	8/25/20	1/21/22	50,000	USD	340,925
Fiat Chrysler Automobiles NV Up Variance (6.615) (e) ^	UBS	35.92%	8/27/20	12/17/21	36,800	EUR	953,874
Illumina, Inc. Up Variance (245.67) (e) ^	UBS	38.59%	8/25/20	1/21/22	50,000	USD	199,631
INPEX Corp. Volatility	UBS	37.25%	8/27/20	12/9/22	5,300,000	JPY	641,533
Invesco MSCI World UCITS ETF Variance	BAR	17.30%	3/15/19	12/17/21	(600,000	) USD	(4,063,823)

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)

August 31, 2020

Swap Type & Reference Entity	Counterparty	Strike	Effective Date	Termination Date	Vega Notional		Unrealized Gain / (Loss)
Individual Security Contracts (continued)
Invesco MSCI World UCITS ETF Variance	BAR	17.30%	3/18/19	12/17/21	(300,000	) USD	$(2,038,342)
iShares MSCI EAFE ETF Variance	BAR	18.40%	3/15/19	12/17/21	600,000	USD	7,997,107
iShares MSCI EAFE ETF Variance	BAR	18.40%	3/18/19	12/17/21	300,000	USD	3,998,553
iShares MSCI Emerging Markets ETF Variance	UBS	20.80%	12/19/19	12/18/20	(250,000	) USD	(4,874,523)
Kansas City Southern Up Variance (179.05) (e) ^	UBS	25.50%	8/25/20	1/21/22	50,000	USD	140,366
Kering SA Up Variance (364.77) (e) ^	UBS	30.41%	8/27/20	12/17/21	36,800	EUR	123,985
Keysight Technologies, Inc. Up Variance (68.31) (e) ^	UBS	34.88%	8/25/20	1/21/22	50,000	USD	1,001
KOMATSU LTD. Volatility	UBS	33.45%	8/27/20	12/9/22	5,300,000	JPY	564,014
Industria de Diseno Textil SA Up Variance (27.5576) (e) ^	UBS	27.44%	8/27/20	12/17/21	18,402	EUR	45,423
L'Oreal SA Up Variance (196.42) (e) ^	UBS	24.16%	8/27/20	12/17/21	18,396	EUR	46,161
Lloyds Banking Group plc Up Variance (19.74) (e) ^	UBS	37.51%	8/27/20	12/17/21	16,473	GBP	134,216
Mitsubishi Electric Corp. Volatility	UBS	29.75%	8/21/20	6/11/21	5,300,000	JPY	216,474
Mitsubishi UFJ Financial Group, Inc. Volatility	UBS	27.50%	8/21/20	6/11/21	5,300,000	JPY	352,745
Mizuho Financial Group, Inc. Volatility	UBS	26.75%	8/21/20	6/11/21	5,300,000	JPY	106,211
Murata Manufacturing Co. Ltd. Volatility	UBS	30.95%	8/21/20	6/11/21	5,300,000	JPY	710,450
Murata Manufacturing Co. Ltd. Volatility	UBS	31.25%	8/27/20	12/9/22	5,300,000	JPY	910,376
National Australia Bank Ltd. Volatility	UBS	27.09%	8/21/20	12/16/21	70,000	AUD	106,280
Porsche Automobil Holding SE Up Variance (36.708) (e) ^	UBS	31.69%	8/27/20	12/17/21	36,800	EUR	457,611
Prudential Financial, Inc. Up Variance (48.37) (e) ^	UBS	36.61%	8/25/20	1/21/22	50,000	USD	287,327
Shiseido Co. Volatility	UBS	33.75%	8/27/20	12/9/22	5,300,000	JPY	976,568
Sony Corp. Volatility	UBS	30.75%	8/21/20	6/11/21	5,300,000	JPY	541,634
SUMCO Corp. Volatility	UBS	37.95%	8/21/20	6/11/21	5,300,000	JPY	434,006
Sumitomo Mitsui Financial Group, Inc. Volatility	UBS	27.50%	8/21/20	6/11/21	5,300,000	JPY	363,523
TDK Corp. Volatility	UBS	36.95%	8/27/20	12/9/22	5,300,000	JPY	1,056,016
Toyota Motor Corp. Volatility	UBS	25.75%	8/21/20	6/11/21	5,300,000	JPY	186,198
UniCredit SpA Up Variance (5.7155) (e) ^	UBS	37.51%	8/27/20	12/17/21	36,797	EUR	(49,927)
United Parcel Service, Inc. Up Variance (111.33) (e) ^	UBS	29.28%	8/25/20	1/21/22	50,000	USD	180,980
The Walt Disney Co. Up Variance (90.85) (e) ^	UBS	32.16%	8/25/20	1/21/22	50,000	USD	164,894
Waste Management, Inc. Up Variance (79.99) (e) ^	UBS	25.56%	8/27/20	12/17/21	43,509	USD	226,981
Westpac Banking Corp. Volatility	UBS	27.76%	8/21/20	12/16/21	70,000	AUD	20,614
Zurich Insurange Group AG Up Variance (17.388) (e) ^	UBS	25.56%	8/27/20	12/17/21	39,527	CHF	215,418
Total Individual Security Contracts							18,215,525
Total Equity Contracts							321,578,425
TOTAL OF VARIANCE SWAP CONTRACTS							$340,305,997

Counterparty abbreviations: BAML - Bank of America Merrill Lynch, BAR - Barclays, BNPP - BNP Paribas, CITI - Citigroup, CS - Credit Suisse, DB - Deutsche Bank, MS - Morgan Stanley, SG - Societe Generale

^  Inputs or methodology used in determining the value of these investments involve significant unobservable inputs. See Note 2.

*  Payment is based on variance or volatility realized during the observation period. Payment is made at termination date.

(a)  Position held in the Subsidiary. See Notes.

(b)  Position includes leverage. If final realized volatility is less than referenced strike, notional doubles.

(c)  Position includes volatility cap at level indicated.

(d)  Position includes a knock-out (KO) term at level indicated. Swap automatically terminates if the term is met.

(e)  Up barrier/conditional swaps. Change in underlying referenced security only included when values are above referenced value.

(f)  Corridor swaps. Change in underlying referenced security only included when values between referenced values. Barrier index is included if it differs from the underlying.

(g)  Down barrier/conditional swaps. Change in underlying referenced security only included when values are below referenced value.

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Statement of Assets and Liabilities

August 31, 2020

ASSETS
Investments, at fair value (cost $986,125,126)	$983,181,266
Cash	10,000,000
Cash collateral for derivative instruments	239,660,754
Deposits with brokers for futures	47,559
Premiums paid for swaps	230,056
Unrealized appreciation on correlation swap contracts	28,086,334
Unrealized appreciation on credit default swap contracts	31,607
Unrealized appreciation on dispersion swap contracts	19,689,680
Unrealized appreciation on dividend swap contracts	357,500
Unrealized appreciation on total return swap contracts	3,921,161
Unrealized appreciation on variance swap contracts	511,213,370
Receivables:
Investment interest receivable	14,513
Receivable for investments and derivatives sold	1,320,862
Receivable for Fund shares sold	9,403,350
Prepaid expenses	58,812
Total Assets	1,807,216,824
LIABILITIES
Securities sold short, at fair value (proceeds $3,203)	2,685
Written options, at value (premiums received $125,003,236)	91,761,832
Premiums received from swap contracts	48,679
Unrealized depreciation on correlation swap contracts	977,996
Unrealized depreciation on credit default swap contracts	289,236
Unrealized depreciation on dispersion swap contracts	193,259
Unrealized depreciation on dividend swap contracts	1,449,583
Unrealized depreciation on variance swap contracts	170,907,373
Payables:
Payable for investments and derivatives purchased	7,781,188
Payable for Fund shares redeemed	896,251
Management fees payable to Investment Adviser	2,131,356
Distribution fees - Investor Shares (see Note 4)	22,109
Accrued expenses and other liabilities	608,236
Total Liabilities	277,069,783
NET ASSETS	$1,530,147,041
COMPONENTS OF NET ASSETS
Paid-in capital	$1,428,914,109
Total accumulated income	101,232,932
Net Assets	$1,530,147,041
Investor Class:
Net assets applicable to shares outstanding	$59,595,614
Shares outstanding (unlimited shares authorized with $0.01 par value)	4,716,395
Net asset value, offering and redemption price* per share	$12.64
Institutional Class:
Net assets applicable to shares outstanding	$1,470,551,427
Shares outstanding (unlimited shares authorized with $0.01 par value)	114,982,219
Net asset value, offering and redemption price* per share	$12.79

  *  Redemption price per share of Investor Shares or Institutional Shares is NAV reduced by 1.00% if shares are held for 60 days or less

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Statement of Operations

For the Year Ended August 31, 2020

INVESTMENT INCOME
Interest income	$3,445,790
Dividend income (Net of foreign tax of $4,510)	687,344
Total Investment Income	4,133,134
EXPENSES
Management fees	17,012,872
Shareholder servicing fees	739,926
Administration fees	669,322
Interest expense	463,690
Expense recouped by the Adviser (see Note 3)	310,262
Dividend expense	265,260
Transfer agent fees	221,388
Registration fees	166,350
Audit fees	146,566
Distribution fees (see Note 4)	87,736
Custody fees	86,389
Printing expense	62,297
Legal fees	46,277
Compliance fees	15,465
Trustees fees	14,103
Other expenses	53,190
Total expenses	20,361,093
Less: Expense waived by the Adviser (Note 3)	(29,642)
Net Expense	20,331,451
Net Investment Loss	(16,198,317)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	64,273,570
Securities sold short	(3,316,111)
Written options	(84,012,962)
Forward currency contracts	(1,784,189)
Futures contracts	(9,922,104)
Swap contracts	(242,636,769)
Foreign currency transactions	985,980
Net realized loss	(276,412,585)
Change in unrealized appreciation/depreciation on:
Investments	(1,779,657)
Securities sold short	(476,098)
Written options	33,320,183
Forward currency contracts	1,101,022
Futures contracts	50,956
Swap contracts	316,159,400
Foreign currency transactions	7,960
Net change in appreciation/depreciation	348,383,766
Net realized and unrealized gain (loss) on investments, securities sold short, written options, forward currency, futures and swap contracts, and foreign currency transactions	71,971,181
Net Increase in Net Assets from Operations	$55,772,864

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Statements of Changes in Net Assets

	Year Ended August 31, 2020	Year Ended August 31, 2019
FROM OPERATIONS
Net investment loss	$(16,198,317)	$(3,648,403)
Net realized loss on investments, securities sold short, written options, forward currency, futures and swap contracts, and foreign currency transactions	(276,412,585)	(26,763,267)
Net change in unrealized appreciation/depreciation on investments, securities sold short, written options, forward currency, futures and swap contracts, and forward currency transactions	348,383,766	47,080,998
Net increase in net assets resulting from operations	55,772,864	16,669,328
DISTRIBUTIONS TO SHAREHOLDERS
Investor shares	-	(352,854)
Institutional shares	-	(5,253,746)
Decrease in net assets from distributions	-	(5,606,600)
CAPITAL TRANSACTIONS
Proceeds from shares sold
Investor shares	52,830,916	17,700,558
Institutional shares	1,015,155,563	496,967,651
Proceeds from reinvestment of distributions
Investor shares	-	336,449
Institutional shares	-	4,481,001
Cost of units redeemed *
Investor shares	(23,025,054)	(15,709,819)
Institutional shares	(258,316,784)	(129,598,525)
Net increase in net assets from capital transactions	786,644,641	374,177,315
Net increase in net assets	842,417,505	385,240,043
NET ASSETS
Beginning of year	687,729,536	302,489,493
End of year	$1,530,147,041	$687,729,536
CAPITAL SHARE TRANSACTIONS
Investor Shares
Shares sold	4,154,402	1,517,665
Shares issued on reinvestment of distributions	-	29,565
Shares redeemed	(1,848,344)	(1,354,844)
Net increase in shares outstanding	2,306,058	192,386
Institutional Shares
Shares sold	80,078,861	42,359,099
Shares issued on reinvestment of distributions	-	390,671
Shares redeemed	(20,661,253)	(11,015,706)
Net increase in shares outstanding	59,417,608	31,734,064

* Net of redemption fees.

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Statement of Cash Flows

For the Year Ended August 31, 2020

CASH FLOW FROM OPERATING ACTIVITIES
Net increase in net assets from operations	$55,772,864
Adjustments to reconcile increase in net assets resulting from operations to net cash provided by operating activities:
Purchases of investment securities	(1,632,965,268)
Exercise of purchased options	328,910,469
Proceeds from disposition of investment securities	1,317,307,175
Proceeds from securities sold short	98,472,197
Purchases to cover securities sold short	(106,331,140)
Premiums from written options	1,202,587,615
Assignment of written options	(317,955,416)
Purchases to cover written options	(858,433,012)
Net cash paid on swap contracts	(247,127,650)
Purchase of short term investment securities, net	(502,575,261)
Net change in unrealized appreciation on investments and derivatives	(348,375,807)
Net realized loss from investments and derivatives	265,692,272
Decrease in deposits at brokers for derivative transactions	20,152,205
Decrease in investment interest receivable	539,798
Increase in prepaid expenses	(13,397)
Increase in due to Investment Adviser	1,161,249
Increase in accrued distribution fees	9,654
Increase in accrued expenses and other liabilities	297,935
Net cash used in operating activities	(722,873,518)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from shares sold	1,061,826,764
Payment for shared redeemed	(280,568,355)
Net cash provided by financing activities	781,258,409
Net change in cash	58,384,891
Effect of exchange rate changes on cash	7,960
CASH AND RESTRICTED CASH:
Beginning of period	191,267,903
End of period	249,660,754

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Financial Highlights

Investor Shares For a share outstanding throughout each year presented

	Year Ended August 31, 2020	Year ended August 31, 2019		Year ended August 31, 2018	Year ended August 31, 2017	Year ended August 31, 2016
Net asset value, beginning of period	$11.75	$11.54		$10.37	$9.86	$10.11
Income (loss) from investment operations:
Net investment Income (loss) (1)	(0.23)	(0.11)		(0.18)	(0.23)	(0.22)
Net realized and unrealized gain (loss) on investments	1.12	0.51		1.35	0.96	0.16
Total from investment operations	0.89	0.40		1.17	0.73	(0.06)
Less distributions:
From net investment income	-	-		-	(0.22)	-
From net realized gain on investments	-	(0.19)		-	-	(0.19)
Total distributions	-	(0.19)		-	(0.22)	(0.19)
Redemption fee proceeds (1)	0.00 (2)	0.00	(2)	0.00 (2)	0.00 (2)	0.00 (2)
Net asset value, end of period	$12.64	$11.75		$11.54	$10.37	$9.86
Total return (3)	7.57%	3.48	% (2)	11.28%	7.56%	-0.59%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$59,596	$28,328		$25,588	$15,658	$9,189
Ratio of expenses to average net assets
Before fees waived by the Adviser (4)	2.32%	2.44%		2.58%	2.78%	2.66%
After fees waived by the Adviser (4)	2.24%	2.35%		2.40%	2.61%	2.43%
Ratio of net investment loss to average net assets
Before fees waived by the Adviser (5)	-1.91%	-1.03%		-1.80%	-2.38%	-2.49%
After fees waived by the Adviser (5)	-1.83%	-0.95%		-1.62%	-2.22%	-2.25%
Portfolio turnover rate (6)	23%	100%		8%	65%	62%

(1)  Per share amounts are calculated using average shares method.

(2)  Amount represents less than $0.01 per share.

(3)  Performance reported does not reflect sales charges. Effective December 31, 2015, the class no longer has an initial sales charge.

(4)  The ratios of expenses to average net assets include dividends and interest on short positions and brokerage expenses. For the years ended August 31, 2016, August 31, 2017, August 31, 2018, August 31, 2019, and August 31, 2020, excluding dividends and interest on short positions and brokerage expenses, the ratios of expenses to average net assets, before fees waived/reimbursed by the Adviser, were 2.43%, 2.37%, 2.39%, 2.28% and 2.25%, respectively. Excluding dividends and interest on short positions and brokerage expenses, the ratios of expenses to average net assets, after fees waived/reimbursed by the Adviser, were 2.20%, 2.20%, 2.20%, 2.20%, and 2.17%, respectively.

(5)  The ratios of net investment loss to average net assets include dividends and interest on short positions and brokerage expenses. For the years ended August 31, 2016, August 31, 2017, August 31, 2018, August 31, 2019, and August 31, 2020, excluding dividends and interest on short positions and brokerage expenses, the ratios of net investment loss to average net assets, before fees waived/reimbursed by the Adviser, were -2.26%, -1.97%, -1.60%, -0.89%, and -1.83%, respectively. Excluding dividends and interest on short positions and brokerage expenses, the ratios of net investment loss to average net assets, after fees waived/reimbursed by the Adviser, were -2.02%, -1.81%, -1.42%, -0.81% and -1.75%, respectively.

(6)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Financial Highlights

Institutional Shares For a share outstanding throughout each year presented

	Year Ended August 31, 2020	Year ended August 31, 2019	Year ended August 31, 2018	Year ended August 31, 2017	Year ended August 31, 2016
Net asset value, beginning of period	$11.87	$11.62	$10.42	$9.90	$10.14
Income (loss) from investment operations:
Net investment Income (loss) (1)	(0.20)	(0.09)	(0.15)	(0.20)	(0.20)
Net realized and unrealized gain (loss) on investments	1.12	0.53	1.35	0.96	0.15
Total from investment operations	0.92	0.44	1.20	0.76	(0.05)
Less distributions:
From net investment income	-	-	-	(0.24)	-
From net realized gain on investments	-	(0.19)	-	-	(0.19)
Total distributions	-	(0.19)	-	(0.24)	(0.19)
Redemption fee proceeds (1)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)
Net asset value, end of period	$12.79	$11.87	$11.62	$10.42	$9.90
Total return	7.75%	3.81%	11.52%	7.88%	-0.48%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,470,551	$659,402	$276,901	$147,449	$132,462
Ratio of expenses to average net assets
Before fees waived by the Adviser (3)	2.02%	2.13%	2.25%	2.42%	2.30%
After fees waived by the Adviser (3)	2.02%	2.13%	2.15%	2.34%	2.14%
Ratio of net investment loss to average net assets
Before fees waived by the Adviser (4)	-1.61%	-0.73%	-1.46%	-2.02%	-2.13%
After fees waived by the Adviser (4)	-1.61%	-0.73%	-1.36%	-1.95%	-1.97%
Portfolio turnover rate (5)	23%	100%	8%	65%	62%

(1)  Per share amounts are calculated using average shares method.

(2)  Amount represents less than $0.01 per share.

(3)  The ratios of expenses to average net assets include dividends and interest on short positions and brokerage expenses. For the years ended August 31, 2016, August 31, 2017, August 31, 2018, August 31, 2019, and August 31, 2020, excluding dividends and interest on short positions and brokerage expenses, the ratios of expenses to average net assets, before fees waived/reimbursed by the Adviser, were 2.10%, 2.03%, 2.05%, 1.95% and 1.95%, respectively. Excluding dividends and interest on short positions and brokerage expenses, the ratios of expenses to average net assets, after fees waived/reimbursed by the Adviser, were 1.95%, 1.95%, 1.95%, 1.95%, and 1.95% , respectively.

(4)  The ratios of net investment loss to average net assets include dividends and interest on short positions and brokerage expenses. For the years ended August 31, 2016, August 31, 2017, August 31, 2018, August 31, 2019, and August 31, 2020, excluding dividends and interest on short positions and brokerage expenses, the ratios of net investment loss to average net assets, before fees waived/reimbursed by the Adviser, were -1.94%, -1.63%, -1.26%, -0.55%, and -1.54%, respectively. Excluding dividends and interest on short positions and brokerage expenses, the ratios of net investment loss to average net assets, after fees waived/reimbursed by the Adviser, were -1.79%, -1.56%, -1.16%, -0.55% and -1.54%, respectively.

(5)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements

August 31, 2020

Note 1 – Organization

Infinity Q Diversified Alpha Fund (the "Fund") is a diversified series of Trust for Advised Portfolios (the "Trust"). The Trust, a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end investment management company. Infinity Q Capital Management LLC (the "Adviser") serves as the investment manager to the Fund.

The Fund seeks to generate positive absolute returns. The Fund's objective is not fundamental, and may be changed without shareholder approval. The Fund commenced operations on September 30, 2014. The Fund currently offers two share classes, Investor Class and Institutional Class. Each class of shares represents an equal interest in the Fund, except that they have different expenses, which reflects the difference in the range of services provided to them. Income, expenses (other than those attributable to a specific class), and realized and unrealized gains and losses on investments are allocated daily to each class based on relative net assets.

The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

In order to achieve its investment objective, the Fund invests up to 25% of its total assets (measured at the time of purchase) in a wholly-owned and controlled Cayman Islands subsidiary, the Infinity Q Commodity Fund Ltd. (the "Subsidiary"). The Subsidiary acts as an investment vehicle in order to enter into certain investments for the Fund consistent with its investment objectives and policies specified in the Prospectus and Statement of Additional Information. At August 31, 2020, the Fund's investment in the Subsidiary represented approximately 0.40% of the Fund's net assets.

The results of the operations of the Subsidiary were as follows:

Net investment gain	$125,068
Net realized gain	12,214,006
Net change in unrealized appreciation (depreciation)	(1,634,779)
Net increase in net assets resulting from Operations	$10,704,295

The Consolidated Financial Statements of the Fund include the investment activity and financial statements of the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. Because the Fund may invest a substantial portion of its assets in the Subsidiary, the Fund may be considered to be investing indirectly in some of those investments through the Subsidiary. For that reason, references to the Fund may also include its Subsidiary. The Subsidiary will be subject to the same investment restrictions and limitations and follow the same compliance policies and procedures, as the Fund when viewed on a consolidated basis. The Fund and its Subsidiary are each a "commodity pool" under the U.S. Commodity Exchange Act, and the Adviser is a "commodity pool operator" registered with and regulated by the Commodity Futures Trading Commission ("CFTC"). As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply with respect to the Fund and its Subsidiary under CFTC and the U.S. Securities and Exchange Commission (the "SEC") harmonized regulations.

At August 31, 2020, the investments held in the Subsidiary were swap contracts, for which the absolute notional amount was $500,000, and a money market investment as included in the Consolidated Schedule of Investments. At August 31, 2020, the unrealized losses in the Subsidiary totaled $(1,761,999). The Subsidiary holds cash and cash equivalents as collateral on the swap contracts.

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements

August 31, 2020

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

(a) Securities Valuation

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of the Fund's investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities. An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments

Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Debt securities including corporate, convertible, U.S. government agencies, U.S. treasury obligations, and sovereign issues are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The service providers' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risk/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at net asset value price. These investments are categorized as Level 1 of the fair value hierarchy.

Other financial derivative instruments, such as foreign currency contracts, options contracts, futures, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by the Adviser or a pricing service using model pricing tailored to the type of security held. The pricing models use various inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, implied volatility and exchange rates.

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements

August 31, 2020

The liquidity of individual options is dynamic and changes as a function of the market environment for the underlying security. The Fund values exchange traded options at mean price. For currency and barrier options, valuation models are employed using available market data. These option positions are categorized as Level 2 in the fair value hierarchy.

Credit Default Swaps (CDS) are valued using the ISDA Standard Upfront Model and available market data. These positions are categorized as Level 2 in the fair value hierarchy.

The Fund makes investments in various types of volatility and variance swaps. The Adviser deems vanilla volatility and index barrier variance swaps as Level 2 positions, and common stock barrier and corridor variance swaps as Level 3 positions in the fair value hierarchy. The Fund uses a pricing service to model price the variance swap trades. The pricing service uses quotes from brokers to estimate implied volatility levels as an input to these models. A significant change in implied volatility could have a significant impact on the value of a position.

The Fund makes dispersion investments using volatility and variance swaps and options on dispersion. The Adviser deems these positions to be illiquid and classifies these positions as Level 3 in the fair value hierarchy. The Adviser uses model pricing to calculate the fair volatility level for each leg of the dispersion trade. The Adviser uses quotes from a pricing service and brokers to estimate implied volatility levels as an input to these models. A significant change in implied volatility could have a significant impact on the value of a position, and depending on the direction of the change, could either increase or decrease a position's value.

The Fund makes cross-asset correlation investments using correlation and covariance swaps. The Adviser deems these positions to be illiquid and classifies these positions as Level 3 in the fair value hierarchy. The Adviser uses a third party calculation agent to value these positions. The local volatility model is used to calculate the fair correlation level for correlation swaps. Quotes from a pricing service are used to estimate the implied correlation levels as an input to these models. A significant change in implied volatility could have a significant impact on the value of a position, and depending on the direction of the change, could either increase or decrease a position's value.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the fair values of the Fund's consolidated investments in each investment type as of August 31, 2020:

	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stocks	$19,039,197	$-	$-	$19,039,197
Purchased Options	-	127,695,672	11,017,489	138,713,161
Short-Term Investments	825,428,908	-	-	825,428,908
Total Assets	$844,468,105	$127,695,672	$11,017,489	$983,181,266
Liabilities
Securities Sold Short	(2,685)	-	-	(2,685)
	$844,465,420	$127,695,672	$11,017,489	$983,178,581

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements

August 31, 2020

	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments*
Written Options	$-	$(91,761,832)	$-	$(91,761,832)
Credit Default Swaps Contracts	-	(257,629)	-	(257,629)
Dividend Swaps Contracts	-	(1,092,083)	-	(1,092,083)
Total Return Swap Contracts	-	-	3,921,161	3,921,161
Correlation Swap Contracts	-	-	27,108,338	27,108,338
Dispersion Swap Contracts	-	-	19,496,421	19,496,421
Variance Swap Contracts	-	250,268,552	90,037,445	340,305,997
Total	$-	$157,157,008	$140,563,365	$297,720,373

* Other financial instruments are derivative instruments, including swap contracts and written options. Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Purchased Options*	Other Financial Instruments
Balance at August 31, 2019	$580,775	$51,396,797
Purchased	3,824,250	-
Sale Proceeds	(498,081)	(5,930,544)
Realized Gain (Loss)	(1,356,919)	5,930,544
Change in unrealized Appreciation (depreciation)	8,467,464	131,887,399
Transfer from Level 3 to Level 2	-	(42,720,831)
Balance at August 31, 2020	$11,017,489	$140,563,365
Change in unrealized appreciation (depreciation) for Level 3 instruments held at August 31, 2020	$7,193,239	$119,603,992

* Purchased options are included in Investments on the Consolidated Statement of Assets and Liabilities.

The Adviser determined that any unobservable inputs to the valuation model for index barrier options were not significant to the valuations, and these positions were transferred from Level 3 to Level 2 accordingly.

(b) Securities Sold Short

The Fund is engaged in selling securities short, which obligates it to replace a borrowed security with the same security at current market value. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.

(c) Derivatives

The Fund utilizes derivatives in its investment strategies. The Fund's primary strategies are as follows: Volatility, Equity Long Short, Relative Value, and Global Macro. The Fund implements these strategies by investing either directly in, or through

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements

August 31, 2020

swaps and options on, a broad range of instruments, including, but not limited to, equities, bonds, currencies, commodities, master limited partnerships, credit derivatives, convertible securities, futures, forwards, options and swaps.

The following provides more information on specific types of derivatives and activity in the Fund. The use of derivative instruments by the Fund for the year ended August 31, 2020 was related to the use of swap contracts, purchased and written options, option agreements, forward currency and futures contracts.

Swap Agreements – The Fund invests in total return swaps, in which payments made by the Fund or the counterparty are based on the total return of a particular reference asset or portfolio of assets (such as a single security, combination or "basket" of securities, or an index). The value of the Fund's swap positions increase or decrease depending on the changes in value of the underlying rates, currency values, volatility or other indices or measures. The Fund also makes investments in other swaps, including variance, dispersion, and correlation swaps. These swaps have strike prices for the underlying volatility or correlation of an index, basket, or foreign exchange rate, and the Fund realizes a gain or loss based on the realized value during the observation period relative to the strike price for the respective swap type.

Changes in value are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss on a swap contract may exceed the amount recorded as an asset or liability on the Consolidated Statement of Assets and Liabilities. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under a contract's terms and the possible lack of liquidity with respect to the contracts.

The Fund enters into credit default swap agreements, credit default index swap agreements and similar agreements as a protection "seller" or as a "buyer" of credit protection. The credit default swap agreement or similar instruments may have as reference obligations one or more securities that are not held by the Fund. The protection "buyer" in a credit default swap agreement is generally obligated to pay the protection "seller" a periodic stream of payments over the term of the agreement, provided generally that no credit event on a reference obligation has occurred. In addition, at the inception of the agreement, the protection "buyer" may receive or be obligated to pay an additional up-front amount depending on the current market value of the contract. If a credit event occurs, an auction process is used to determine the "recovery value" of the contract. The seller then must pay the buyer the "par value" (full notional value) of the swap contract minus the "recovery value" as determined by the auction process. For credit default index swaps, the settlement payment for a constituent's credit event is scaled down to the weighting in the index.

As a seller of protection, the Fund generally receives a fixed rate of income throughout the term of the swap provided that there is no credit event. In addition, at the inception of the agreement, the Fund may receive or be obligated to pay an additional up-front amount depending on the current market value of the contract. If a credit event occurs, the Fund will be generally obligated to pay the buyer the "par value" (full notional value) of the swap contract minus the "recovery value" as determined by the auction process. Credit default swaps could result in losses if the Adviser does not correctly evaluate the creditworthiness of the underlying instrument on which the credit default swap is based. Additionally, if the Fund is a seller of a credit default swap and a credit event occurs, the Fund could suffer significant losses. As of August 31, 2020, the Fund had outstanding swap contracts as listed on the Consolidated Schedule of Investments.

Options Contracts – The Fund may write call and put options on securities, derivative instruments, or currencies. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Written options which are closed or exercised will result in a gain if the closing transaction is

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements

August 31, 2020

less than the premium received. The Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable price change in the underlying position. The risk exists that the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. The Fund pays a premium which is included in the Consolidated Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Purchasing options will result in a gain if the closing transaction is more than the premium paid.

The Fund both purchased and wrote options contracts during the year ended August 31, 2020. The Fund had outstanding purchased and written option contracts as listed on the Consolidated Schedule of Investments as of August 31, 2020.

Forward and Futures Contracts – The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser's inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

The Fund had no outstanding futures contracts at August 31, 2020. Price movements for futures contracts are settled with the brokers daily and included in Deposits at brokers for futures on the Consolidated Statement of Assets & Liabilities.

Derivative Investment Holdings Categorized by Risk Exposure – The following table sets forth the fair value and the location in the Consolidated Statement of Assets and Liabilities of the Fund's derivative contracts by primary risk exposure as of August 31, 2020:

	Consolidated Statement of Assets and Liabilities Location
	Assets
	Purchased Options *	Unrealized Appreciation on Credit Default Swaps	Unrealized Appreciation on Dividend Swaps	Unrealized Appreciation on Total Return Swaps
Credit	$-	$31,607	$-	$-
Currency	1,526,656	-	-	-
Equity	125,568,670	-	357,500	3,921,161
Interest	3,150	-	-	-
Volatility	11,614,685	-	-	-
Total	$138,713,161	$31,607	$357,500	$3,921,161
	Unrealized Appreciation on Correlation Swaps	Unrealized Appreciation on Dispersion Swaps	Unrealized Appreciation on Variance Swaps
Volatility	$28,086,334	$19,689,680	$511,213,370
Total	$28,086,334	$19,689,680	$511,213,370

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements

August 31, 2020

	Liabilities
	Written Options	Unrealized Depreciation on Credit Default Swaps	Unrealized Depreciation on Dividend Swaps	Unrealized Depreciation on Correlation Swaps
Credit	$-	$(289,236)	$-	$-
Currency	(6,087,090)	-	-	-
Equity	(77,960,997)	-	(1,449,583)	-
Interest	(12,195)	-	-	-
Volatility	(7,701,550)	-	-	(977,996)
Total	$(91,761,832)	$(289,236)	$(1,449,583)	$(977,996)
	Unrealized Depreciation on Dispersion Swaps	Unrealized Depreciation on Variance Swaps
Volatility	$(193,259)	$(170,907,373)
Total	$(193,259)	$(170,907,373)

* Purchased options are included in Investments on the Consolidated Statement of Assets and Liabilities.

The following tables set forth the Fund's realized and unrealized gain / (loss), as reflected in the Consolidated Statement of Operations, by primary risk exposure and by type of derivative contract for the year ended August 31, 2020:

	Amount of Realized Gain / (Loss) on Derivatives
Risk Exposure Category	Purchased Options*	Swap Contracts	Written Options	Forward Currency Contracts	Futures Contracts	Total
Commodity	$(5,199,074)	$7,520,477	$2,063,108	$-	$(949,300)	$3,435,211
Credit	-	(600,552)	-	-	-	(600,552)
Currency	(5,715,556)	-	(2,447,884)	(1,784,189)	(506,326)	(10,453,955)
Equity	22,450,524	(1,379,616)	(8,511,235)	-	(3,171,947)	9,387,726
Interest	(885,067)	-	(3,335,445)	-	(163,940)	(4,384,452)
Volatility	69,933,704	(248,177,078)	(71,781,506)	-	(5,130,591)	(255,155,471)
Total	$80,584,531	$(242,636,769)	$(84,012,962)	$(1,784,189)	$(9,922,104)	$(257,771,493)
	Change in Unrealized Gain / (Loss) on Derivatives
Risk Exposure Category	Purchased Options*	Swap Contracts	Written Options	Forward Currency Contracts	Futures Contracts	Total
Commodity	$-	$106,420	$983,151	$-	$20,800	$1,110,371
Credit	-	511,179	-	-	-	511,179
Currency	(4,898,455)	-	671,687	1,101,022	30,156	(3,095,590)
Equity	(1,850,284)	2,766,177	32,501,849	-	-	33,417,742
Interest	296,467	-	(1,086,456)	-	-	(789,989)
Volatility	7,682,973	312,775,624	249,952	-	-	320,708,549
Total	$1,230,701	$316,159,400	$33,320,183	$1,101,022	$50,956	$351,862,262

* Purchased options are included in Investments on the Consolidated Statement of Assets and Liabilities.

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements

August 31, 2020

Volume of Derivative Activities

The Fund considers the notional amounts at August 31, 2020, categorized by primary underlying risk, to be representative of the volume of its derivative activities during the year ended August 31, 2020.

Primary Underlying Risk	Long Exposure Notional Amount	Long Exposure Notional Shares	Short Exposure Notional Amounts
Credit Risk
Protection Written:
Credit Default Swaps	$36,000,000	$-	$-
Currency Risk
Options[1]	1,122,466,730	-	(474,900,189)
Equity Risk
Options[1]	9,087,997,115	-	(7,831,776,014)
Dividend Swaps	-	375,000	-
Total Return Swaps	25,000,000	-	-
Interest Risk
Options[1]	1,220,400	-	(1,220,400)
Volatility Risk
Options[1]	132,909,500	-	(93,755,300)
Correlation Swaps	1,107,882	-	(155,000)
Dispersion Swaps	4,892,193	-	-
Variance Swaps	46,551,509	-	(28,497,243)

(1) Notional amounts presented for options are based on the fair value of the underlying shares as if the options were exercised at the applicable period end.

The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement. Certain of the Fund's Master Netting Arrangements establish provisions, including minimum levels of net assets in the Fund or Subsidiary, limits regarding the decline in net assets over specific time periods, or failure to deliver required payments or collateral, that allow the counterparty to terminate any derivative contracts under the respective agreement and request immediate payment or pay any amounts due the Fund.

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements

August 31, 2020

As of August 31, 2020, the Fund held the following derivative instruments that were subject to offsetting on the Consolidated Statement of Assets and Liabilities:

				Gross Amounts not offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Statement of Assets & Liabilities	Net Amounts Presented in the Consolidated Statement of Assets & Liabilities	Offsetting Derivative Position	Cash Collateral Pledged (Received)(1)	Net Amount
Assets:
Purchased Options*
Bank of America Merrill Lynch	$3,677,786	$-	$3,677,786	$-	$-	$3,677,786
BNP Paribas	7,089,519	-	7,089,519	-	-	7,089,519
Citigroup	4,426,569	-	4,426,569	-	-	4,426,569
Credit Suisse	83,916	-	83,916	(83,916)	-	-
Morgan Stanley	11,019,415	-	11,019,415	(2,169,770)	-	8,849,645
Societe Generale	15,678,178	-	15,678,178	(1,560,299)	-	14,117,879
UBS	7,811,636	-	7,811,636	(2,689,413)	-	5,122,223
			49,787,019
Correlation Swaps
BNP Paribas	2,300,418	-	2,300,418	(2,300,418)	-	-
Citigroup	14,624,537	-	14,624,537	-	-	14,624,537
Credit Suisse	2,940,954	-	2,940,954	(1,822,096)	-	1,118,858
Deutsche Bank	3,332,658	-	3,332,658	-	-	3,332,658
Morgan Stanley	4,397,862	-	4,397,862	(4,397,862)	-	-
UBS	489,905	-	489,905	-	-	489,905
			28,086,334
Credit Default Swaps
Morgan Stanley	31,607	-	31,607	(31,607)	-	-
Dispersion Swaps
Bank of America Merrill Lynch	8,287,991	-	8,287,991	(8,287,991)	-	-
Barclays	3,179,860	-	3,179,860	-	-	3,179,860
Citigroup	1,201,808	-	1,201,808	-	-	1,201,808
Morgan Stanley	5,123,742	-	5,123,742	(5,123,742)	-	-
UBS	1,896,279	-	1,896,279	-	-	1,896,279
			19,689,680
Dividend Swaps
BNP Paribas	357,500	-	357,500	(357,500)	-	-
Total Return Swaps
UBS	3,921,161	-	3,921,161	-	-	3,921,161

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements

August 31, 2020

				Gross Amounts not offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Recognized Assets	Gross Amounts Offset in the Consolidated Amounts of Assets & Liabilities	Net Amounts Presented in the Consolidated Statement of Assets & Liabilities	Statement of Derivative Position	Cash Offsetting Pledged (Received)(1)	Collateral Net Amount
Variance Swaps
Bank of America Merrill Lynch	$55,902,851	$-	$55,902,851	$(25,353,747)	$-	$30,549,104
Barclays	11,995,660		11,995,660	(11,325,273)		670,387
BNP Paribas	15,031,535	-	15,031,535	(439,270)	-	14,592,265
Citigroup	48,104,599	-	48,104,599	(26,356,118)	-	21,748,481
Credit Suisse	69,353,810	-	69,353,810	-	-	69,353,810
Deutsche Bank	29,200,986	-	29,200,986	(8,730,721)	-	20,470,265
Morgan Stanley	100,792,519	-	100,792,519	(14,523,956)	-	86,268,563
Societe Generale	104,420,643	-	104,420,643	(32,478,192)	-	71,942,451
UBS	76,410,767	-	76,410,767	(32,288,954)	-	44,121,813
			511,213,370
	$613,086,671	$-	$613,086,671	$(180,320,845)	$-	$432,765,826

(1)  Any over-collateralization of total financial instruments or cash is not shown.

*  Purchased options are included in Investments on the Consolidated Statement of Assets and Liabilities.

				Gross Amounts not offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Statement of Assets & Liabilities	Net Amounts Presented in the Consolidated Statement of Assets & Liabilities	Offsetting Derivative Position	Cash Collateral Pledged (Received)(1)	Net Amount
Liabilities:
Correlation Swaps
Morgan Stanley	$(977,996)	$-	$(977,996)	$977,996	$-	$-
Credit Default Swaps
Bank of America Merrill Lynch	(266,528)	-	(266,528)	266,528	-	-
Morgan Stanley	(22,708)	-	(22,708)	22,708	-	-
			(289,236)
Dispersion Swaps
Bank of America Merrill Lynch	(193,259)	-	(193,259)	193,259	-	-
Dividend Swaps
Bank of America Merrill Lynch	(660,371)	-	(660,371)	660,371	-	-
BNP Paribas	(789,212)	-	(789,212)	789,212	-	-
			(1,449,583)

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements

August 31, 2020

				Gross Amounts not offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Statement of Assets & Liabilities	Net Amounts Presented in the Consolidated Statement of Assets & Liabilities	Offsetting Derivative Position	Cash Collateral Pledged (Received)(1)	Net Amount
Variance Swaps
Bank of America Merrill Lynch	$(32,521,580)	$-	$(32,521,580)	$32,521,580	$-	$-
Barclays	(11,325,273)	-	(11,325,273)	11,325,273	-	-
BNP Paribas	(2,307,976)	-	(2,307,976)	2,307,976	-	-
Citigroup	(26,356,118)	-	(26,356,118)	26,356,118	-	-
Credit Suisse	(1,822,096)	-	(1,822,096)	1,822,096	-	-
Deutsche Bank	(8,730,721)	-	(8,730,721)	8,730,721	-	-
Morgan Stanley	(23,076,463)	-	(23,076,463)	23,076,463	-	-
Societe Generale	(32,478,192)	-	(32,478,192)	32,478,192	-	-
UBS	(32,288,954)	-	(32,288,954)	32,288,954	-	-
			(170,907,373)
Written Options
Credit Suisse	(1,369,530)	-	(1,369,530)	83,916	1,285,614	-
Morgan Stanley	(2,169,770)	-	(2,169,770)	2,169,770	-	-
Societe Generale	(1,560,299)	-	(1,560,299)	1,560,299	-	-
UBS	(2,689,413)	-	(2,689,413)	2,689,413	-	-
			(7,789,012)
	$(181,606,459)	$-	$(181,606,459)	$180,320,845	$1,285,614	$-

(1)  Any over-collateralization of total financial instruments or cash is not shown.

(d) Federal Income Taxes

The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund is required to evaluate tax positions taken (or expected to be taken) in the course of preparing the Fund's tax returns to determine whether these positions meet a "more-likely-than-not" standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the "more-likely-than-not" recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations.

Management of the Fund is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the year ended August 31, 2020, the Fund did not have a liability for any unrecognized tax benefits. As of August 31, 2020, the tax years ended August 31, 2017, August 31, 2018 and August 31, 2019 are subject to examination. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements

August 31, 2020

(e) Distributions to Shareholders

The Fund records distributions to shareholders, which are determined in accordance with income tax regulations, on the ex-dividend date. Distributions of net investment income and net realized gains from investment transactions, if any, will be distributed annually. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. The Fund may periodically make reclassifications among certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP. These reclassifications are due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(f) Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(g) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(h) Security Transactions and Investment Income

The Fund records security transactions based on trade date. Realized gains and losses on sales of securities are calculated using the specific identification method. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

(i) Restricted Cash

At August 31, 2020, the Fund held restricted cash in connection with investments with certain derivative securities. Restricted cash is held in a segregated account with the Fund's custodian and is reflected on the Consolidated Statement of Assets and Liabilities as cash collateral for derivative instruments. On August 31, 2020, the Fund had pledged the following amounts as collateral for open currency contracts, swap contracts, and written options:

Counterparty	Amount Pledged
Barclays	$8,580,000
Bank of America Merrill Lynch	59,382,973
Citigroup	24,352,795
Credit Suisse	24,215,000
Morgan Stanley	43,740,000
Societe Generale	5,542,169
UBS	73,847,817
Total restricted cash shown in the Consolidated Statement of Cash Flows	$239,660,754

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements

August 31, 2020

Note 3 – Investment Management Agreement and Other Transactions with Affiliates

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Adviser a monthly fee based on the Fund's average daily net assets at the annual rate of 1.70%. Pursuant to a contractual fee waiver and reimbursement agreement, the Adviser has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding acquired fund fees, taxes, interest expense, dividends on securities sold short and extraordinary expenses) in order to limit the Net Annual Fund Operating Expenses to 2.20% and 1.95% of average daily net assets of the Fund's Investor Class and Institutional Class shares, respectively (the "Expense Caps"). The Expense Caps will remain in effect through at least December 31, 2020, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to, if different, the Expense Cap at the time of waiver/payment or the Expense Cap at the time of recoupment, whichever is lower. The Adviser has recaptured $310,262 of previously waived expenses in the Institutional Class as economies of scale were realized during the year ended August 31, 2020.

At August 31, 2020, the amounts available for recoupment by the Adviser by year are as follows:

Expiration	Investor Class	Institutional Class
August 31, 2021	$35,322	$-
August 31, 2022	21,563	-
August 31, 2023	17,067	12,575
	$73,952	$12,575

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services ("Fund Services"), serves as the Fund's administrator & fund accountant and transfer agent. The officers of the Trust are employees of Fund Services. U.S. Bank serves as the Fund's custodian and provides compliance services to the Funds. Quasar Distributors, LLC ("Quasar" or the "Distributor") acts as the Fund's distributor and principal underwriter. For the year ended August 31, 2020, the Fund incurred the following expenses for administration and fund accounting, custody, transfer agency and compliance fees:

Administration & Fund Accounting	$669,322
Transfer Agency	221,388
Custody	86,389
Compliance Services	15,465

At August 31, 2020, the Fund had payables due to Fund Services for administration & fund accounting, transfer agency, custody and compliance fees in the following amounts:

Administration	$151,170
Transfer Agency	43,937
Custody	15,942
Compliance Services	2,767

The above payable amounts are included in other accrued expenses in the Consolidated Statement of Assets and Liabilities.

The Independent Trustees were paid $14,103 for their services and reimbursement of travel expenses during the year ended August 31, 2020. No compensation is paid to the Interested Trustee or officers of the Trust.

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements

August 31, 2020

Note 4 – Distribution Plan

The Trust has adopted a plan pursuant to Rule 12b-1 for the Fund's Investor Class shares (the "Plan") that allows the Fund to pay fees for the sale, distribution and servicing of its Investor Class shares. The Plan provides for a distribution and servicing fee of up to 0.25% of the Investor Class shares' average daily net assets. The Fund paid $87,736 in distribution fees for the year ended August 31, 2020.

Third party distribution and servicing expenses may be paid directly by the Fund or through the Adviser in its administrative role for purposes of facilitating and monitoring payments under the Plan.

Quasar acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares and is paid for its services by the Adviser out of the fees received under the Plan and may be paid out of the Adviser's own resources.

Note 5 – Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under section 2(a)(9) of the 1940 Act. As of August 31, 2020, Charles Schwab & Company, Inc. held approximately 52% of the outstanding Investor Class shares of the Fund.

Note 6 – Investment Transactions

Purchases and sales of investment securities (excluding swap contracts, options, and other short-term investments) for the Fund for the year ended August 31, 2020, were $257,637,092 and $356,162,807, respectively.

Note 7 – Tax Information and Distributions to Shareholders

The tax character of distributions paid during the years ended August 31, 2020 and August 31, 2019 were as follows:

	Year Ended August 31, 2020	Year Ended August 31, 2019
Distributions Paid From:
Ordinary Income	$-	$1,302,059
Long-Term Capital Gains	-	4,304,541
Total Distributions Paid	$-	$5,606,600

As of August 31, 2020, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Investments	Securities Sold Short	Written Options	Foreign Currencies	Forward Currency Contracts	Futures Contracts	Swap Contracts	Total
Tax Cost of Investments	$813,391,388	$(3,203)	$30,060,134	$-	$-	$-	$2,571,449	$846,019,768
Unrealized Appreciation	44,137,591	518	5,472,209	-	-	-	562,469,042	612,079,360
Unrealized Depreciation	(14,577,707)	-	(2,290,939)	-	-	-	(175,558,286)	(192,426,932)
Net Unrealized Appreciation (Depreciation)	29,559,884	518	3,181,270	-	-	-	386,910,756	419,652,428
Other Accumulated Gain/(Loss)	(318,419,496)	-	-	-	-	-	-	(318,419,496)
Total Accumulated Gain/(Loss)	(288,859,612)	518	3,181,270	-	-	-	386,910,756	101,232,932

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements

August 31, 2020

U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These differences are primarily related to holdings in derivative investments and the investment in the Subsidiary. These classifications have no effect on net assets or net asset value per share. For the year ended August 31, 2020, the following table shows the reclassifications made:

Total Accumulated Earnings (Loss)	Paid in Capital
$2,172,598	$(2,172,598)

At August 31, 2020, the Fund had capital loss carryforwards, which reduced the Fund's taxable income arising from future net realized gains on investments to the extent permitted by the Internal Revenue Code, and thus reduced the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Internal Revenue Code, the character of such capital loss carryforwards is as follows:

Not Subject to Expiration
Short-Term	Long-Term	Total
$297,606,840	$19,629,021	$317,235,861

The Fund is required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve-month period ending October 31. In connection with this requirement, the Fund is permitted, for tax purposes, to defer into its next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. At August 31, 2020, the Fund deferred, on a tax basis, post-October or late-year losses of $1,183,635.

Note 8 – Underlying Investment in Other Investment Companies

The Fund currently invests a portion of its assets in Fidelity Institutional Money Market Portfolio – Class I ("Fidelity"). The performance of the Fund may be directly affected by the performance of Fidelity. Fidelity is registered under the 1940 Act as an open-ended management investment company. Fidelity invests in a diversified portfolio of high-quality, short-term debt securities, including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. Fidelity also invests more than 25% of its total assets in the financial services industries. The financial statements of Fidelity, including the portfolio of investments, can be found at the Security and Exchange Commission's website and should be read in conjunction with the Fund's financial statements. As of August 31, 2020, approximately 54% of the Fund's net assets were invested in Fidelity.

Note 9 – Subsequent Events

Management has evaluated events and transactions that occurred subsequent to August 31, 2020 through the date the financial statements have been issued and has determined that there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements

August 31, 2020

Note 10 – COVID-19 Risk

The global outbreak of COVID-19 (commonly referred to as "coronavirus") has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Fund invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Fund's investments, impair the Fund's ability to satisfy redemption requests, and negatively impact the Fund's performance.

Note 11 – New Accounting Pronouncements

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement ("ASU 2018-13"). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. The Fund has adopted certain portions of the disclosure changes, and management is currently evaluating the impact of the additional disclosure requirements on the Fund's financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Trust for Advised Portfolios and the
Shareholders of Infinity Q Diversified Alpha Fund

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities of Infinity Q Diversified Alpha Fund, a series of shares of beneficial interest in Trust for Advised Portfolios, and Subsidiary (the "Fund"), including the consolidated schedule of investments as of August 31, 2020, and the related consolidated statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, the statement of cash flows for the year then ended, and the financial highlights for each of the years in the three-year period then ended, and the related notes (collectively referred to as the "financial statements"). The consolidated financial highlights for the years ended August 31, 2017 and August 31, 2016 were audited by another independent registered public accounting firm whose report, dated February 1, 2018, expressed an unqualified opinion on those consolidated financial highlights. In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of the Fund as of August 31, 2020, the consolidated results of their operations for the year then ended, their cash flows for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the three-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2020, by correspondence with the custodian, prime broker and third-party counterparties. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund's auditor since 2018.

EISNERAMPER LLP
New York, New York
October 29, 2020

Infinity Q Diversified Alpha Fund
Trustees and Officer Information (Unaudited)

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships(3) Held During Past 5 Years by Trustee
Independent Trustees(4)
John Chrystal 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1958	Trustee	Since 2011	Insurance Acquisition Corp., Director (February 2019 – present); Founder and Managing Partner of Bent Gate Advisors, LLC, a consulting firm that provided strategic advice and assistance to financial institutions (2009 – 2012)	1	The Bancorp, Inc. (2013 to present), Javelin Mortgage Investments, Inc. (2012 – 2016).
Albert J. DiUlio, S.J. 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1943	Trustee	Since 2011	Treasurer, Midwest Province and Wisconsin Province of The Society of Jesus (2014 to present); President, Vatican Observatory Foundation (2011 – 2014).	1	None
Harry E. Resis 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1945	Trustee	Since 2012	Private investor. Previously served as Director of US Fixed Income for Henderson Global Investors	1	None
Brian S. Ferrie 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1958	Trustee	Since 2020	Chief Compliance Officer, Treasurer, The Jensen Quality Growth Fund (2004 to 2020); Treasurer, Jensen Investment Management (2003 to 2020)	1	None
Wan-Chong Kung 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1960	Trustee	Since 2020	Senior Fund Manager, Nuveen Asset Management (FAF Advisors/First American Funds) (2011 to 2019)	1	None
Interested Trustee(5)
Christopher E. Kashmerick 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1974	Trustee, Chairman, President and Principal Executive Officer	Trustee since 2018, Chairman, President and Principal Executive Officer since 2014	Senior Vice President, U.S. Bancorp Fund Services, LLC (2011 to present)	1	None

Infinity Q Diversified Alpha Fund
Trustees and Officer Information (Unaudited) (Continued)

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Steven J. Jensen 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1957	Vice President, Chief Compliance Officer and AML Officer	Since 2014	Senior Vice President, U.S. Bancorp Fund Services, LLC (2011 to present)
Russell B. Simon 615 E. Michigan Street Milwaukee, WI 53202 Year of birth:1980	Treasurer and Principal Financial Officer	Since 2014	Vice President, U.S. Bancorp Fund Services, LLC (2011 to present)
Scott A. Resnick 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1983	Secretary	Since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2018-present); Associate, Legal & Compliance, PIMCO (2012-2018)

(1)  Each Trustee serves an indefinite term; however, under the terms of the Board's retirement policy, a Trustee shall retire at the end of the calendar year in which he or she reaches the age of 75 (this policy does not apply to any Trustee serving at the time the policy was adopted). Each officer serves an indefinite term until the election of a successor.

(2)  The Trust is comprised of numerous series managed by unaffiliated investment advisers. The term "Fund Complex" applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor do they share the same investment advisor with any other series.

(3)  "Other Directorships Held" includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, "public companies") or other investment companies registered under the 1940 Act.

(4)  The Trustees of the Trust who are not "interested persons" of the Trust as defined under the 1940 Act ("Independent Trustees").

(5)  Mr. Kashmerick is an "interested person" of the Trust as defined by the 1940 Act. Mr. Kashmerick is an interested Trustee of the Trust by virtue of the fact that, until March 31, 2020, he was an interested person of Quasar Distributors, LLC, the Trust's distributor.

The Fund's Statement of Additional Information ("SAI") includes information about the Fund's Trustees and is available without charge, upon request, by calling 1-844-IQFUND1.

Infinity Q Diversified Alpha Fund
Additional Information

August 31, 2020

PROXY VOTING POLICIES AND PROCEDURES

You may obtain a description of the Fund's proxy voting policy and voting records, without charge, upon request by contacting the Funds directly at 1-844-IQFUND1 or on the EDGAR Database on the SEC's website at www.sec.gov. The Fund files its proxy voting records annually as of June 30, with the SEC on Form N-PX. The Fund's Form N-PX is available without charge by visiting the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files its complete portfolio schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund's Form N-PORT is available on the SEC's website at www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room. For information about the operation of the Public Reference Room, please call 1-800-SEC-0330.

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended August 31, 2020, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was 0.00%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2020 was 0.00%.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted a liquidity risk management program (the "program"). The Fund's Board has designated the Operational Risk Committee ("Committee") of the Adviser to serve as the administrator of the program. The Committee conducts the day-to-day operation of the program pursuant to policies and procedures administered by the Committee.

Under the program, the Committee manages the Fund's liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders' interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund's investments, limiting the amount of the Fund's illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. The Committee's process of determining the degree of liquidity of the Fund's investments is supported by one or more third-party liquidity assessment vendors.

The Funds' Board reviewed a report prepared by the Committee regarding the operation and effectiveness of the program for the period June 1, 2019 through December 31, 2019. No significant liquidity events impacting the Fund were noted in the report. In addition, the Committee provided its assessment that the program had been effective in managing the Fund's liquidity risk.

Infinity Q Diversified Alpha Fund
Additional Information

August 31, 2020

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At a meeting held on August 13 and 14, 2020, the Board of Trustees (the "Board") of Trust for Advised Portfolios (the "Trust"), including all Trustees who are not "interested persons" of the Trust ("Independent Trustees"), as that term is defined in the Investment Company Act of 1940, as amended ("1940 Act"), considered and approved the continuance of the investment advisory agreement ("Advisory Agreement") with Infinity Q Capital Management, LLC ("Infinity Q" or the "Adviser"), for the Infinity Q Diversified Alpha Fund (the "Fund").

Ahead of the August meeting, the Board received and reviewed substantial information regarding the Fund, the Adviser and the services provided by the Adviser to the Fund under the Advisory Agreement. This information formed the primary (but not exclusive) basis for the Board's determinations. The information prepared specifically for the annual review of the Advisory Agreement supplemented the information provided to the Board and its committees throughout the year. The Board and its committees met regularly during the year and the information provided and topics discussed at such meetings were relevant to the review of the Advisory Agreement. Some of these reports and other data included, among other things, materials that outlined the investment performance of the Fund; compliance, regulatory, and risk management matters; the trading practices of the Adviser; valuation of investments; fund expenses; and overall market and regulatory developments. The Board considered the review of the Agreements to be an ongoing process and employed the accumulated information, knowledge, and experience they had gained during their tenure on the Board governing the Fund and working with the Adviser in their review of the Agreement. The Independent Trustees were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel without representatives from the Adviser present. In connection with their annual review, the Independent Trustees also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreement.

In considering the continuance of the Advisory Agreement, the Board considered the following factors and made the following determinations. In its deliberations, the Board did not identify any single factor or piece of information as all important, controlling, or determinative of its decision, and each Trustee may have attributed different weights to the various factors and information.

•  In considering the nature, extent and quality of the services provided by the Adviser, the Trustees considered the Adviser's specific responsibilities in all aspects of the day-to-day management of the Fund as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel who are involved in the day-to-day activities of the Fund. The Board noted that the Adviser's implementation of the Fund's multifaceted investment strategy requires a specialized set of skills. The Board also considered the resources and compliance structure of Infinity Q, including information regarding its compliance program, chief compliance officer, and compliance record and its disaster recovery/business continuity plan, including how the Adviser has operated through the novel coronavirus pandemic. The Board also considered the existing relationship between Infinity Q and the Trust, as well as the Board's knowledge of the Adviser's operations, and noted that during the course of the year it had met with the Adviser to discuss fund performance and investment outlook, as well as various marketing and compliance topics, including the Adviser's risk management process. The Board concluded that Infinity Q had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that, in the Board's view, the nature, overall quality, and extent of the management services provided were and would continue to be satisfactory and reliable.

•  In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the performance of the Fund on both an absolute basis and in comparison to its peer group and relevant benchmark indexes. The

Infinity Q Diversified Alpha Fund
Additional Information

August 31, 2020

Board considered that the Fund had outperformed relative to its peer group median/average and relevant benchmark indexes for the one-year, three-year, and five-year periods as of June 30, 2020.

•  The Trustees also reviewed the cost of the Adviser's services, and the structure and level of advisory fees payable by the Fund, including a comparison of those fees to fees charged by a peer group of funds. After reviewing the materials that were provided, the Trustees noted that the fees to be received by Infinity Q were within the range of advisory fees charged to comparable funds and concluded that such fees were fair and reasonable.

•  The Trustees considered Infinity Q's assertion that, through Infinity Q's past and ongoing commitment to limit Fund expenses, economies of scale, if and when achieved, will be shared with the Fund. The Trustees considered the growth in asset levels of the Fund and concluded that they will have the opportunity to periodically reexamine whether economies of scale have been achieved.

•  The Trustees considered the profitability of Infinity Q from managing the Fund. In assessing Infinity Q's profitability, the Trustees reviewed Infinity Q's financial information that was provided in the materials and took into account both the direct and indirect benefits to Infinity Q from managing the Fund. The Trustees concluded that Infinity Q's profits from managing the Fund were not excessive and, after a review of the relevant financial information, Infinity Q appeared to have adequate capitalization and/or would maintain adequate profit levels to support the Fund.

Privacy Notice

The Fund collects non-public information about you from the following sources:

•  Information we receive about you on applications or other forms;

•  Information you give us orally; and/or

•  Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer's authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Adviser

Infinity Q Capital Management, LLC
888 7th Avenue, Suite 3700
New York, NY 10106

Distributor

Quasar Distributors, LLC
111 East Kilbourn Ave. Suite 2200
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

EisnerAmper LLP
733 Third Avenue
New York, NY 10017

Legal Counsel

Morgan, Lewis & Bockius, LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee. John Chrystal, Albert J. DiUlio, Harry E. Resis, Brian Ferrie and Wan-Chong Kung are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Infinity Q Diversified Alpha Fund

	FYE 8/31/2020	FYE 8/31/2019
Audit Fees	$120,000	$65,000
Audit-Related Fees	N/A	N/A
Tax Fees	$12,000	$11,000
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by the principal accountant applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Infinity Q Diversified Alpha Fund

	FYE 8/31/2020	FYE 8/31/2019
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Infinity Q Diversified Alpha Fund

Non-Audit Related Fees	FYE 8/31/2020	FYE 8/31/2019
Registrant	$12,000	$11,000
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4)  Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By	/s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date	11/6/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date	11/6/2020

By	/s/ Russell B. Simon
Russell B. Simon, Treasurer

Date	11/6/2020